UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04209

MONY Series Fund, Inc.

1740 Broadway

New York, NY 10019

(Address of Principal Executive Offices)

MONY Life Insurance Company

1740 Broadway

New York, NY 10019

(Name and Address of Agent for Service)

Registrant’s telephone number including area code: (800) 487-6669

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

Item 1.    Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

MONY SERIES FUND, INC.

Equity Income Portfolio

Portfolio of Investments (Unaudited)

June 30, 2003

Domestic Common Stocks — 92.17%	Number of Shares	Value

Aerospace — 0.81%
Raytheon Company	2,500	$82,100

Automotive — 4.30%
Cummins Inc.	1,900	68,191
Ford Motor Company	9,500	104,405
General Motors Corporation	2,000	72,000
Genuine Parts Company	2,500	80,025
Johnson Controls Inc.	1,300	111,280

		435,901

Banking — 8.44%
Bank of America Corporation	2,000	158,060
Bank One Corporation	2,500	92,950
J. P. Morgan Chase & Company	4,000	136,720
KeyCorp	4,000	101,080
SouthTrust Corporation	5,700	155,040
U.S. Bancorp	4,500	110,250
Wells Fargo & Company	2,000	100,800

		854,900

Chemicals — 2.99%
Cabot Corporation	3,400	97,580
Dow Chemical Company	4,000	123,840
RPM International Inc.	5,900	81,125

		302,545

Computer Hardware — 0.95%
Hewlett-Packard Company	4,500	95,850

Computer Services — 0.74%
Electronic Data Systems Corporation	3,500	75,075

Consumer Products — 3.18%
Gillette Company	4,000	127,440
Procter & Gamble Company	400	35,672
Whirlpool Corporation	2,500	159,250

		322,362

Crude & Petroleum — 1.60%
Exxon Mobil Corporation	4,500	161,595

Electrical Equipment — 1.84%
General Electric Company	6,500	186,420

Electronics — 1.82%
PerkinElmer Inc.	6,300	87,003
Rockwell Automation Inc.	4,100	97,744

		184,747

Energy — 7.38%
Energen Corporation	3,000	99,900
Entergy Corporation	3,500	184,730
Equitable Resources Inc.	2,500	101,850
Exelon Corporation	2,500	149,525
Questar Corporation	3,000	100,410
UGI Corporation	3,500	110,950

		747,365

Food, Beverages & Tobacco — 5.32%
Archer-Daniels-Midland Company	7,500	96,525
Coca-Cola Company	3,000	139,230
General Mills Inc.	2,700	128,007
J.M. Smucker Company	2,500	99,725
Sara Lee Corporation	4,000	75,240

		538,727

Insurance — 1.77%
Marsh & McLennan Companies Inc.	3,500	178,745

	Number of Shares	Value

Machinery — 5.05%
Caterpillar Inc.	2,800	$155,848
Deere & Company	4,000	182,800
Pitney Bowes Inc.	4,500	172,845

		511,493

Manufacturing — 2.99%
3M Company	700	90,286
Eaton Corporation	2,700	212,247

		302,533

Metals & Mining — 1.35%
Alcoa Inc.	2,000	51,000
Worthington Industries Inc.	6,400	85,760

		136,760

Misc. Financial Services — 4.42%
Citigroup Inc.	3,500	149,800
Fannie Mae	2,000	134,880
Morgan Stanley Dean Witter & Company	3,800	162,450

		447,130

Multi-Line Insurance — 1.99%
Lincoln National Corporation	1,700	60,571
SAFECO Corporation	4,000	141,120

		201,691

Oil Services — 6.90%
ConocoPhillips	1,200	65,760
Kerr-McGee Corporation	1,500	67,200
KeySpan Corporation	4,000	141,800
Marathon Oil Corporation	2,900	76,415
Occidental Petroleum Corporation	4,500	150,975
Schlumberger Ltd.	2,000	95,140
Sunoco Inc.	2,700	101,898

		699,188

Paper & Forest Products — 3.15%
Georgia-Pacific Group	4,500	85,275
MeadWestvaco Corporation	4,000	98,800
Weyerhaeuser Company	2,500	135,000

		319,075

Paper Products — 1.06%
International Paper Company	3,000	107,190

Pharmaceuticals — 8.26%
Abbott Laboratories	3,000	131,280
Bristol-Myers Squibb Company	4,000	108,600
Eli Lilly & Company	1,200	82,764
Merck & Company Inc.	3,800	230,090
Pfizer Inc.	4,300	146,845
Wyeth	3,000	136,650

		836,229

Printing & Publishing — 1.84%
McGraw-Hill Companies Inc.	3,000	186,000

Property-Casualty Insurance — 3.57%
Allstate Corporation	4,200	149,730
Chubb Corporation	2,000	120,000
St. Paul Companies Inc.	2,500	91,275

		361,005

Real Estate — 1.02%
Equity Residential Properties Trust	4,000	103,800

Savings and Loan — 0.87%
Washington Mutual Inc.	2,125	87,763

1

MONY SERIES FUND, INC.

Equity Income Portfolio

Portfolio of Investments (Unaudited) — (Continued)

June 30, 2003

	Number of Shares	Value

Technology — 1.07%
Monsanto Company	5,000	$108,200

Telecommunications — 2.68%
BellSouth Corporation	5,000	133,150
Verizon Communications Inc.	3,500	138,075

		271,225

Utilities — 4.81%
Dominion Resources Inc.	3,000	192,810
FPL Group Inc.	1,700	113,645
Weststar Energy Inc.	6,500	105,495
WGL Holdings Inc.	2,800	74,760

		486,710

Total Domestic Common Stocks
(Identified cost $9,118,589)		9,332,324

Foreign Stocks — 0.91%

Crude & Petroleum — 0.91%
BP (ADR)	2,200	92,444

Total Foreign Stocks
(Identified cost $88,470)		92,444

Total Investments
(Identified cost $9,207,059)		$9,424,768

Other Assets Less Liabilities — 6.92%		701,088

Net Assets — 100%		$10,125,856

(ADR)  American Depository Receipt.

See notes to financial statements.

2

MONY SERIES FUND, INC.

Equity Income Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$9,424,768

Foreign currency at value (cost — $126)	137

Investment income receivable	16,391

Cash	786,873

Other assets	2,539

Total assets	10,230,708

Liabilities:

Payable for fund shares redeemed	8,096

Payable for investments purchased	88,603

Investment advisory fees payable	4,205

Administration fees payable	252

Accrued expenses and other liabilities	3,696

Total liabilities	104,852

Net Assets	$10,125,856

Analysis of Net Assets:

Paid-in capital	$9,992,408

Undistributed (accumulated) net investment income (loss)	286,860

Undistributed (accumulated) net realized gain (loss)	(371,132)

Unrealized appreciation (depreciation)	217,720

Net Assets	$10,125,856

Fund shares outstanding	761,161

Net asset value per share	$13.30

Investments at cost	$9,207,059

See notes to financial statements.

3

MONY SERIES FUND, INC.

Equity Income Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Dividends	$128,779 (1)

Interest	2,660

Total investment income	131,439

Expenses:

Investment advisory fees	23,649

Transfer agent fees	134

Custodian and fund accounting fees	4,795

Reports to shareholders	1,524

Administration fees	1,419

Directors’ fees	353

Audit and legal fees	1,563

Other expenses	457

Total expenses	33,894

Expense reduced by expense offset arrangements	(2,000)

Total expenses, net of expense offset arrangements	31,894

Net investment income (loss)	99,545

Realized and unrealized gain (loss) on investments — net:

Net realized gain (loss) on investments	(170,737)

Net change in unrealized gain (loss) on investments	743,925

Net realized and unrealized gain (loss) on investments	573,188

Net increase (decrease) in net assets resulting from operations	$672,733

(1)	Net of foreign taxes withheld of $80.

See notes to financial statements.

4

MONY SERIES FUND, INC.

Equity Income Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002

From operations:

Net investment income (loss)	$99,545	$185,847

Net realized gain (loss) on investments	(170,737)	(156,676)

Net change in unrealized gain (loss) on investments	743,925	(1,857,074)

Increase (decrease) in net assets resulting from operations	672,733	(1,827,903)

Distributions to shareholders from:

Net investment income	—	(222,570)

Net realized gains on investments	—	(1,175,074)

Total distributions to shareholders	—	(1,397,644)

From capital share transactions:

Shares sold	46,410	236,196

Reinvestment of distributions	—	1,397,644

Shares redeemed	(413,436)	(1,559,289)

Total increase (decrease) in net assets resulting from capital share transactions	(367,026)	74,551

Total increase (decrease) in net assets	305,707	(3,150,996)

Net assets:

Beginning of period	9,820,149	12,971,145

End of period	$10,125,856	$9,820,149

Capital share activity:

Shares issued	3,805	17,276

Shares issued in reinvestment of distributions	—	90,815

Shares redeemed	(32,856)	(110,923)

Net increase (decrease)	(29,051)	(2,832)

Undistributed net investment income (loss)	$286,860	$187,315

See notes to financial statements.

5

MONY SERIES FUND, INC.

Equity Income Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2003		Years Ended December 31,
			2002	2001	2000	1999	1998

Net asset value, beginning of period.	$12.43		$16.36	$20.78	$23.42	$25.95	$27.10

Income from investment operations:

Net investment income (loss)	0.13	(a)	0.23 (a)	0.27 (a)	0.32 (a)	0.38 (a)	0.78

Net realized and unrealized gain (loss) on investments	0.74		(2.36)	(2.44)	0.68	1.90	2.62

Total from investment operations	0.87		(2.13)	(2.17)	1.00	2.28	3.40

Less dividends and distributions:

Dividends from net investment income.	—		(0.29)	(0.33)	(0.39)	(0.51)	(0.88)

Distributions from net capital gains	—		(1.51)	(1.92)	(3.25)	(4.30)	(3.67)

Total distributions	—		(1.80)	(2.25)	(3.64)	(4.81)	(4.55)

Net asset value, end of period	$13.30		$12.43	$16.36	$20.78	$23.42	$25.95

Total return	7.00	%(c)	(15.14)%	(10.97)%	6.07%	8.04%	12.63%

Net assets, end of period (in thousands)	$10,126		$9,820	$12,971	$16,993	$18,460	$19,801

Ratio of expenses (excluding expense offset arrangements) to average net assets	0.72	%(b)	0.73%	0.71%	0.73%	0.70%	0.76%

Ratio of expenses to average net assets.	0.67	%(b)	0.67%	0.71%	0.72%	0.70%	0.75%

Ratio of net investment income (loss) to average net assets.	2.10	%(b)	1.63%	1.56%	1.58%	1.57%	1.88%

Portfolio turnover rate.	35%		41%	36%	31%	27%	28%

(a)	Based on average shares outstanding.
(b)	Annualized.
(c)	Not annualized.

See notes to financial statements.

6

EQUITY INCOME PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1.  Organization and Business

The Equity Income Portfolio (the “Portfolio”) is a Series of MONY Series Fund, Inc. (the “Fund”), a Maryland corporation organized on December 14, 1984, and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company composed of seven separate investment portfolios. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the net assets of that portfolio and will have no interest in the net assets of any other portfolio.

The Fund (and in some cases only certain portfolios of the Fund) is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in preparation of its financial statements:

Valuation of Investments — Common stocks traded on national securities exchanges are valued at the last official closing price (typically the last sales price) as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but have no current day sales and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service.

Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. All other securities, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of June 30, 2003, there were no such securities.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, the Portfolio receives, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Dividend income received and distributions paid to shareholders are recognized on the ex-dividend date, and interest income, if any, is recognized on the accrual basis. Premiums and discounts, if any, are amortized daily for both financial and tax purposes.

7

EQUITY INCOME PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2003 (Unaudited)

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets. The Portfolio may earn credits at the custodian on uninvested cash balances. These credits, if any, may be used by the Portfolio to offset custodian fees.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends from net investment income and net realized capital gains will normally be declared and reinvested annually in additional full and fractional shares. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.  Investment Advisory Fees and Transactions with Affiliates

Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America (“Investment Adviser” or “MONY America”), a wholly-owned subsidiary of The MONY Life Insurance Company (“MONY”), the Investment Adviser provides investment advice and related services for the Portfolios, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with organizing the Portfolio, the initial registration of its securities, and the compensation of the directors and officers of the Portfolio who are affiliates of the Investment Adviser.

For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of the Portfolio; 0.35% of the next $400,000,000 of the average daily net assets of the Portfolio; and 0.30% of the average daily net assets of the Portfolio in excess of $800,000,000.

Enterprise Capital Management, Inc. (“ECM”), a wholly-owned subsidiary of MONY, provides administrative services to the Portfolio. For its services ECM receives an administrative fee, payable monthly and computed at the annual rate of 0.03% of the average daily net assets of the Portfolio for the period from January 1, 2003 through June 30, 2003 and thereafter at annual rates of 0.07% of the first $250,000,000 of the average daily net assets of the Portfolio; 0.05% of the next $250,000,000 of the average daily net assets of the Portfolio; and 0.03% of the average daily net assets of the Portfolio in excess of $500,000,000 of the average daily net assets of the Portfolio.

MONY America has contractually agreed to limit the Portfolio’s expenses through April 30, 2004 to an annual expense ratio of 1.05%.

4.  Capital Stock

The Fund has two billion authorized shares of capital stock with a par value of $0.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios of which 150 million shares are assigned to the Portfolio. The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

8

EQUITY INCOME PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2003 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investments, other than short-term investments, were as follows:

	Purchases	Sales

Common Stock	$3,236,959	$3,704,656

6.  Federal Tax Information

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for net operating losses and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$9,207,059	$574,767	$(357,058)	$217,709

9

DIRECTORS AND OFFICERS

NAME, AGE AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Joel Davis (68) Westport, CT	Director Audit Committee member	18	President, Architectural Designs, Inc.; Partner, Davis/Herschbein & Associates, LLC	7	—

Michael J. Drabb (69) Convent Station, NJ	Director Audit Committee member	18	Retired Executive Vice President, O’Brien Asset Management	7	Mainstay VP Series Fund; NYL Settlement Corp.

Alan J. Hartnick (72) New York, NY	Director Audit Committee member	8	Partner, Abelman, Frayne & Schwab, Attorneys-At-Law	7	—

Floyd L. Smith (71) Naples, FL	Director Audit Committee Chairman	18	Retired Vice Chairman and Chief Investment Officer, MONY	7	Empire Fidelity Investments Life Insurance Company

INTERESTED PARTIES:

Kenneth M. Levine (56) New York, NY	Chairman, President, Director	11	Executive Vice President and Chief Investment Officer, The MONY Group, Inc. and MONY; Executive Vice President, MONY America	7	The MONY Group Inc. and various affiliates

Phillip G. Goff (39) Atlanta, GA	Controller	3	Senior Vice President and CFO, EFD; Vice President and CFO, ECM, EAT, and EGF	—	—

John C. Norton (56) New York, NY	Vice President— Compliance	1	Chief Compliance Officer-MONY Securities Corporation; 1996-2001 Assistant Vice President-Compliance, MONY	—	—

David Weigel (56) New York, NY	Treasurer	11	Vice President and Treasurer of MONY and various affiliates	—	—

Arthur D. Woods (47) New York, NY	Secretary	2	Vice President, Chief Counsel-Operations, MONY; 1996-2000 Vice President and Counsel, Prudential Life Insurance Company of America	—	—

Footnotes:

EAT-Enterprise Accumulation Trust	EGF plc-Enterprise Global Funds plc

ECM-Enterprise Capital Management, Inc.	MONY-The MONY Life Insurance Company

EFD-Enterprise Fund Distributors, Inc.	MONY America-MONY Life Insurance Company of America

EGF-The Enterprise Group of Funds, Inc.

The MONY Series Fund, Inc. Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-800-487-6669.

10

Investment Adviser

MONY Life Insurance Company of America

1740 Broadway

New York, New York 10019

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

11

MONY SERIES FUND, INC.

Equity Growth Portfolio

Portfolio of Investments (Unaudited)

June 30, 2003

Domestic Common Stocks — 96.28%	Number of Shares	Value

Aerospace — 0.80%
Raytheon Company	300	$9,852

Automotive — 1.76%
Cummins Inc.	300	10,767
General Motors Corporation	300	10,800

		21,567

Banking — 5.75%
Bank of America Corporation	200	15,806
Bank One Corporation	300	11,154
J. P. Morgan Chase & Company	400	13,672
U.S. Bancorp	600	14,700
Wells Fargo & Company	300	15,120

		70,452

Biotechnology — 5.83%
Amgen Inc. (a)	300	19,932
Gilead Sciences Inc. (a)	600	33,348
MedImmune Inc. (a)	500	18,185

		71,465

Building & Construction — 1.68%
NVR Inc. (a)	50	20,550

Business Services — 1.10%
Automatic Data Processing Inc.	400	13,544

Cable — 1.41%
Comcast Corporation (Class A) (a)	600	17,298

Chemicals — 1.26%
Dow Chemical Company	500	15,480

Computer Hardware — 7.16%
Cisco Systems Inc. (a)	1,300	21,697
Dell Computer Corporation (a)	600	19,176
EMC Corporation (a)	900	9,423
Hewlett-Packard Company	600	12,780
International Business Machines Corporation	300	24,750

		87,826

Computer Services — 1.54%
Sun Microsystems Inc. (a)	900	4,140
Unisys Corporation (a)	1,200	14,736

		18,876

Computer Software — 3.90%
Microsoft Corporation	1,400	35,854
Oracle Corporation (a)	1,000	12,020

		47,874

Construction — 0.32%
Centex Corporation	50	3,890

Consumer Non-Durables — 0.76%
Avon Products Inc.	150	9,330

Crude & Petroleum — 3.01%
Burlington Resources Inc.	350	18,924
Exxon Mobil Corporation	500	17,955

		36,879

Electrical Equipment — 2.11%
General Electric Company	900	25,812

Finance — 2.05%
Goldman Sachs Group Inc.	300	25,125

Food, Beverages & Tobacco — 4.08%
Applebees International Inc.	500	15,715
Coca-Cola Company	400	18,564

	Number of Shares	Value

Dean Foods Company (a)	200	$6,300
Whole Foods Market Inc. (a)	200	9,506

		50,085

Gaming — 1.25%
International Game Technology (a)	150	15,350

Health Care — 2.25%
AdvancePCS (a)	350	13,381
C.R. Bard Inc.	200	14,262

		27,643

Hotels & Restaurants — 1.64%
Brinker International Inc. (a)	250	9,005
Mandalay Resort Group	350	11,148

		20,153

Insurance — 1.19%
Progressive Corporation	200	14,620

Machinery — 3.08%
Caterpillar Inc.	350	19,481
Deere & Company	400	18,280

		37,761

Manufacturing — 3.54%
Harman International Industries Inc.	250	19,785
Ingersoll-Rand Company Ltd.	500	23,660

		43,445

Misc. Financial Services — 4.44%
Citigroup Inc.	400	17,120
Fannie Mae	300	20,232
Morgan Stanley Dean Witter & Company	400	17,100

		54,452

Multi-Line Insurance — 0.90%
American International Group Inc.	200	11,036

Oil Services — 3.08%
Apache Corporation	105	6,831
BJ Services Company (a)	200	7,472
Kerr-McGee Corporation	200	8,960
Patina Oil & Gas Corporation	200	6,430
Pogo Producing Company	100	4,275
Sunoco Inc.	100	3,774

		37,742

Paper & Forest Products — 2.14%
Georgia-Pacific Group	600	11,370
MeadWestvaco Corporation	600	14,820

		26,190

Pharmaceuticals — 7.16%
Bristol-Myers Squibb Company	500	13,575
Johnson & Johnson	100	5,170
Merck & Company Inc.	400	24,220
Pfizer Inc.	780	26,637
Wyeth	400	18,220

		87,822

Retail — 10.11%
Chico’s FAS Inc. (a)	700	14,735
Gap Inc.	600	11,256
Reebok International Ltd. (a)	400	13,452
Staples Inc. (a)	800	14,680
Target Corporation	500	18,920
Toro Company	500	19,875

1

MONY SERIES FUND, INC.

Equity Growth Portfolio

Portfolio of Investments (Unaudited) — (Continued)

June 30, 2003

	Number of Shares	Value

Wal-Mart Stores Inc.	400	$21,468
West Marine Inc. (a)	550	9,630

		124,016

Semiconductors — 6.75%
Analog Devices Inc. (a)	600	20,892
Applied Materials Inc. (a)	1,000	15,860
Intel Corporation	1,000	20,784
Novellus Systems Inc. (a)	400	14,648
Texas Instruments Inc.	600	10,560

		82,744

Telecommunications — 2.59%
BellSouth Corporation	600	15,978
Verizon Communications Inc.	400	15,780

		31,758

Waste Management — 1.26%
Stericycle Inc. (a)	400	15,392

Wireless Communications — 0.38%
Motorola Inc.	500	4,715

Total Domestic Common Stocks
(Identified cost $1,250,999)		1,180,744

Total Investments
(Identified cost $1,250,999)		$1,180,744

Other Assets Less Liabilities — 3.72%		45,640

Net Assets — 100%		$1,226,384

(a)  Non-income producing security.

See notes to financial statements.

2

MONY SERIES FUND, INC.

Equity Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$1,180,744

Investment income receivable	1,181

Cash	68,604

Other assets	3,460

Total assets	1,253,989

Liabilities:

Payable for fund shares redeemed	7,296

Payable for investments purchased	18,771

Investment advisory fees payable	531

Administration fees payable	32

Accrued expenses and other liabilities	975

Total liabilities	27,605

Net Assets	$1,226,384

Analysis of Net Assets:

Paid-in capital	$1,467,161

Undistributed (accumulated) net investment income (loss)	11,046

Undistributed (accumulated) net realized gain (loss)	(181,568)

Unrealized appreciation (depreciation)	(70,255)

Net Assets	$1,226,384

Fund shares outstanding	89,416

Net asset value per share	$13.72

Investments at cost	$1,250,999

See notes to financial statements.

3

MONY SERIES FUND, INC.

Equity Growth Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Dividends	$9,882

Interest	3,441

Total investment income	13,323

Expenses:

Investment advisory fees	2,956

Transfer agent fees	35

Custodian and fund accounting fees	3,483

Reports to shareholders	203

Administration fees	177

Directors’ fees	32

Audit and legal fees	90

Other expenses	89

Total expenses	7,065

Expense reduced by expense offset arrangements	(447)

Total expenses, net of expense offset arrangements	6,618

Net investment income (loss)	6,705

Realized and unrealized gain (loss) on investments — net:

Net realized gain (loss) on investments	(72,086)

Net change in unrealized gain (loss) on investments	190,799

Net realized and unrealized gain (loss) on investments	118,713

Net increase (decrease) in net assets resulting from operations	$125,418

See notes to financial statements.

4

MONY SERIES FUND, INC.

Equity Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002

From operations:

Net investment income (loss)	$6,705	$4,340

Net realized gain (loss) on investments	(72,086)	(97,828)

Net change in unrealized gain (loss) on investments	190,799	(282,118)

Increase (decrease) in net assets resulting from operations	125,418	(375,606)

Distributions to shareholders from:

Net investment income	—	(9,491)

Net realized gains on investments	—	—

Total distributions to shareholders	—	(9,491)

From capital share transactions:

Shares sold	18,967	71,781

Reinvestment of distributions	—	9,491

Shares redeemed	(88,494)	(217,018)

Total increase (decrease) in net assets resulting from capital share transactions	(69,527)	(135,746)

Total increase (decrease) in net assets	55,891	(520,843)

Net assets:

Beginning of period	1,170,493	1,691,336

End of period	$1,226,384	$1,170,493

Capital share activity:

Shares issued	1,493	4,818

Shares issued in reinvestment of distributions	—	589

Shares redeemed	(6,605)	(15,912)

Net increase (decrease)	(5,112)	(10,505)

Undistributed net investment income (loss)	$11,046	$4,341

See notes to financial statements.

5

MONY SERIES FUND, INC.

Equity Growth Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2003		Years Ended December 31,
			2002	2001	2000		1999		1998

Net asset value, beginning of period	$12.38		$16.10	$35.12	$48.65		$38.20		$36.08

Income from investment operations:

Net investment income (loss)	0.07	(a)	0.04 (a)	0.09 (a)	(0.04	)(a)	(0.20	)(a)	1.50

Net realized and unrealized gain (loss) on investments	1.27		(3.67)	(5.44)	(3.03)		14.05		6.88

Total from investment operations	1.34		(3.63)	(5.35)	(3.07)		13.85		8.38

Less dividends and distributions:

Dividends from net investment income	—		(0.09)	—	—		—		(1.62)

Distributions from net capital gains	—		—	(13.67)	(10.46)		(3.40)		(4.64)

Total distributions	—		(0.09)	(13.67)	(10.46)		(3.40)		(6.26)

Net asset value, end of period	$13.72		$12.38	$16.10	$35.12		$48.65		$38.20

Total return	10.82	%(b)	(22.67)%	(19.29)%	(8.46)%		37.98%		25.46%

Net assets, end of period (in thousands)	$1,226		$1,170	$1,691	$2,599		$3,362		$3,109

Ratio of expenses (excluding expense offset arrangements) to average net assets	1.19	%(c)	1.34%	1.15%	1.40%		1.49%		1.93%

Ratio of expenses to average net assets	1.12	%(c)	1.15%	1.15%	1.37%		1.46%		1.82%

Ratio of expenses (excluding expense reimbursement and expense offset arrangements) to average net assets	1.19	%(c)	1.35%	1.32%	1.40%		1.49%		1.93%

Ratio of net investment income (loss) to average net assets	1.13	%(c)	0.30%	0.48%	(0.10)%		(0.49)%		(0.48)%

Portfolio turnover rate	32%		46%	54%	41%		31%		38%

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

6

EQUITY GROWTH PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1.  Organization and Business

The Equity Growth Portfolio (the “Portfolio”) is a series of MONY Series Fund, Inc. (the “Fund”), a Maryland corporation organized on December 14, 1984, and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company composed of seven separate investment portfolios. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the net assets of that portfolio and will have no interest in the net assets of any other portfolio.

The Fund (and in some cases only certain portfolios of the Fund) is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in preparation of its financial statements:

Valuation of Investments — Common stocks traded on national securities exchanges are valued at the last official closing price (typically the last sales price) as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but have no current day sales and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service.

Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. All other securities, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of June 30, 2003, there were no such securities.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, the Portfolio receives, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Dividend income received and distributions paid to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Premiums and discounts, if any, are amortized daily for both financial and tax purposes.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets. The Portfolio may earn credits at the custodian on uninvested cash balances. These credits, if any, may be used by the Portfolio to offset custodian fees.

7

EQUITY GROWTH PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2003 (Unaudited)

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends from net investment income and net realized capital gains will normally be declared and reinvested annually in additional full and fractional shares. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.  Investment Advisory Fees and Transactions with Affiliates

Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America (“Investment Adviser” or “MONY America”), a wholly-owned subsidiary of The MONY Life Insurance Company (“MONY”), the Investment Adviser provides investment advice and related services for the Portfolio, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with organizing the Portfolio, the initial registration of its securities, and the compensation of the directors and officers of the Portfolio who are affiliates of the Investment Adviser.

For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of the Portfolio; 0.35% of the next $400,000,000 of the average daily net assets of the Portfolio; and 0.30% of the average daily net assets of the Portfolio in excess of $800,000,000.

Enterprise Capital Management, Inc. (“ECM”), a wholly-owned subsidiary of MONY, provides administrative services to the Portfolio. For its services ECM receives an administrative fee, payable monthly and computed at the annual rate of 0.03% of the average daily net assets of the Portfolio for the period from January 1, 2003 through June 30, 2003 and thereafter at annual rates of 0.07% of the first $250,000,000 of the average daily net assets of the Portfolio; 0.05% of the next $250,000,000 of the average daily net assets of the Portfolio; and 0.03% of the average daily net assets of the Portfolio in excess of $500,000,000 of the average daily net assets of the Portfolio.

MONY America has contractually agreed to limit the Portfolio’s expenses through April 30, 2004 to an annual expense ratio of 1.15%.

4.  Capital Stock

The Fund has two billion authorized shares of capital stock with a par value of $0.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios of which 150 million shares are assigned to the Portfolio. The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

8

EQUITY GROWTH PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2003 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investments, other than short-term investments, were as follows:

	Purchases	Sales

Common Stock	$354,998	$370,888

6.  Federal Tax Information

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for net operating losses and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 20003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$1,250,999	$70,558	$(140,813)	$(70,255)

9

DIRECTORS AND OFFICERS

NAME, AGE AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Joel Davis (68) Westport, CT	Director Audit Committee member	18	President, Architectural Designs, Inc., Partner, Davis/Herschbein & Associates, LLC	7	—

Michael J. Drabb (69) Convent Station, NJ	Director Audit Committee member	18	Retired Executive Vice President, O’Brien Asset Management	7	Mainstay VP Series Fund; NYL Settlement Corp.

Alan J. Hartnick (72) New York, NY	Director Audit Committee member	8	Partner, Abelman, Frayne & Schwab, Attorneys-At-Law	7	—

Floyd L. Smith (71) Naples, FL	Director Audit Committee Chairman	18	Retired Vice Chairman and Chief Investment Officer, MONY	7	Empire Fidelity Investments Life Insurance Company

INTERESTED PARTIES:

Kenneth M. Levine (56) New York, NY	Chairman, President, Director	11	Executive Vice President and Chief Investment Officer, The MONY Group, Inc. and MONY; Executive Vice President, MONY America	7	The MONY Group Inc. and various affiliates

Phillip G. Goff (39) Atlanta, GA	Controller	3	Senior Vice President and CFO, EFD; Vice President and CFO, ECM, EAT, and EGF	—	—

John C. Norton (56) New York, NY	Vice President— Compliance	1	Chief Compliance Officer-MONY Securities Corporation; 1996-2001 Assistant Vice President-Compliance, MONY	—	—

David Weigel (56) New York, NY	Treasurer	11	Vice President and Treasurer of MONY and various affiliates	—	—

Arthur D. Woods (47) New York, NY	Secretary	2	Vice President, Chief Counsel-Operations, MONY; 1996-2000 Vice President and Counsel, Prudential Life Insurance Company of America	—	—

Footnotes:

EAT-Enterprise Accumulation Trust	EGF plc-Enterprise Global Funds plc

ECM-Enterprise Capital Management, Inc.	MONY-The MONY Life Insurance Company

EFD-Enterprise Fund Distributors, Inc.	MONY America-MONY Life Insurance Company of America

EGF-The Enterprise Group of Funds, Inc.

The MONY Series Fund, Inc. Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-800-487-6669.

10

Investment Adviser

MONY Life Insurance Company of America

1740 Broadway

New York, New York 10019

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

11

MONY SERIES FUND, INC.

Intermediate Term Bond Portfolio

Portfolio of Investments (Unaudited)

June 30, 2003

U. S. Treasury Obligations — 27.84%	Principal Amount	Value

U. S. Treasury Bonds — 0.88%
8.75% due 08/15/20 (o)	$500,000	$765,840

U. S. Treasury Notes — 26.96%
7.50% due 02/15/05	1,000,000	1,101,563
6.50% due 10/15/06 (o)	4,500,000	5,171,485
4.375% due 05/15/07 (o)	1,000,000	1,086,719
3.25% due 08/15/07 (o)	2,500,000	2,609,865
3.00% due 11/15/07 (o)	500,000	515,899
6.00% due 08/15/09 (o)	1,500,000	1,769,825
6.50% due 02/15/10 (o)	7,500,000	9,101,077
5.00% due 02/15/11 (o)	1,000,000	1,122,774
3.625% due 05/15/13 (o)	1,000,000	1,008,126

		23,487,333

Total U. S. Treasury Obligations
(Identified cost $22,215,934)		24,253,173

Agency Obligations — 22.69%

Fannie Mae — 9.84%
3.50% due 09/15/04	500,000	514,272
5.50% due 02/15/06	2,000,000	2,196,910
5.25% due 08/14/06	1,000,000	1,004,817
4.45% due 11/08/06	1,000,000	1,040,214
4.00% due 11/17/06	1,000,000	1,009,895
3.50% due 01/28/08	1,000,000	1,029,594
6.625% due 11/15/10	500,000	605,358
6.00% due 05/15/11	1,000,000	1,170,975

		8,572,035

Federal Home Loan Banks — 4.17%
3.75% due 04/15/04	500,000	510,532
4.625% due 08/13/04	2,000,000	2,076,092
4.125% due 01/14/05	1,000,000	1,043,460

		3,630,084

Freddie Mac — 8.68%
4.50% due 08/15/04	500,000	518,641
5.25% due 01/15/06	1,000,000	1,089,242
5.50% due 07/15/06	500,000	553,709
4.50% due 07/23/07	1,000,000	1,032,757
3.25% due 03/14/08	1,000,000	1,026,967
6.00% due 06/15/11	1,000,000	1,169,771
5.50% due 09/15/11	1,000,000	1,135,632
5.125% due 08/20/12	1,000,000	1,034,217

		7,560,936

Total Agency Obligations
(Identified cost $18,742,545)		19,763,055

Corporate Bonds — 38.08%

Industrial — 18.73%

Abbott Labs 5.625% due 07/01/06	1,000,000	1,108,000
AOL Time Warner Inc. 5.625% due 05/01/05 (o)	1,000,000	1,062,183

	Principal Amount	Value

Conoco Inc. 5.90% due 04/15/04 (o)	$1,000,000	$1,034,588
CSX Corporation 7.25% due 05/01/04	1,000,000	1,045,687
Delphi Automotive Systems Corporation 6.125% due 05/01/04	1,000,000	1,023,690
Diageo 3.50% due 11/19/07	1,000,000	1,030,204
First Data Corporation 6.75% due 07/15/05	1,000,000	1,102,462
Kraft Foods Inc. 4.625% due 11/01/06 (o)	1,000,000	1,062,902
Phillips Petroleum Company 8.75% due 05/25/10	1,000,000	1,303,317
Potash Corporation Saskatchewan Inc. 7.125% due 06/15/07	1,000,000	1,144,732
Reed Elsevier Capital Inc. 6.125% due 08/01/06	1,000,000	1,117,085
Target Corporation 5.375% due 06/15/09 (o)	1,000,000	1,115,052
Tyco International Group 6.375% due 06/15/05	1,000,000	1,047,500
USA Waste Services Inc. 7.00% due 10/01/04	1,000,000	1,060,842
Weyerhaeuser Company 5.50% due 03/15/05	1,000,000	1,058,354

		16,316,598

Financial Institutions — 14.45%

BankBoston Corporation 6.625% due 02/01/04	1,000,000	1,031,089
Bear Stearns Company Inc. 7.25% due 10/15/06	1,000,000	1,153,432
Chase Manhattan Corporation Capital 1.935% due 08/01/03	1,000,000	896,310
Citigroup Inc. 6.00% due 02/21/12	1,000,000	1,139,517
Countrywide Funding Corporation 5.50% due 02/01/07 (o)	1,000,000	1,095,707
Ford Motor Credit Company 6.875% due 02/01/06	1,000,000	1,061,227
General Electric Capital Corporation 4.625% due 09/15/09	1,000,000	1,071,546
General Motors Acceptance Corporation 3.28% due 09/04/03 (o)	1,000,000	1,001,544
General Motors Acceptance Corporation 5.25% due 05/16/05 (o)	1,000,000	1,029,579
Household Finance Corporation 5.75% due 01/30/07	1,000,000	1,104,538
Morgan Stanley & Company Inc. 4.25% due 05/15/10	1,000,000	1,030,818
Provident Bank 6.375% due 01/15/04	1,000,000	975,000

		12,590,307

1

MONY SERIES FUND, INC.

Intermediate Term Bond Portfolio

Portfolio of Investments (Unaudited) — (Continued)

June 30, 2003

Utilities — 4.90%	Principal Amount	Value

Arizona Public Service Company 5.875% due 02/15/04	$1,000,000	$1,027,408
Cingular Wireless 5.625% due 12/15/06	1,000,000	1,096,985
Commonwealth Edison Company 7.00% due 07/01/05	1,000,000	1,098,389
National Rural Utilities Cooperative Finance, 3.875% due 02/15/08	1,000,000	1,042,788

		4,265,570

Total Corporate Bonds
(Identified cost $30,942,011)		33,172,475

Yankee Bonds — 5.35%

European Investment Bank 4.00% due 08/30/05	1,000,000	1,052,935
Province of British Columbia 7.25% due 09/01/36	1,000,000	1,348,757
Province of Ontario (Canada) 5.125% due 07/17/12	1,000,000	1,108,618
Republic of Italy 5.625% due 06/15/12	1,000,000	1,146,331

Total Yankee Bonds
(Identified cost $3,989,037)		4,656,641

	Principal Amount	Value

Asset-Backed Securities — 4.76%

Chemical Master Credit Card Trust One, 5.98% due 09/15/08	$1,000,000	$1,066,601
Comed Transitional Funding Trust 5.74% due 12/25/10	1,000,000	1,133,876
Peco Energy Transition Trust 6.13% due 03/01/09	1,000,000	1,147,753
Student Loan Marketing Association, 1.47% due 07/02/03	796,463	801,618

Total Asset-Backed Securities
(Identified cost $3,795,182)		4,149,848

Mortgage-Backed Securities — 0.23%

Freddie Mac 6.50% due 02/15/21	197,942	197,962

Total Mortgage-Backed Securities
(Identified cost $195,707)		197,962

Total Investments
(Identified cost $79,880,416)		$86,193,154

Other Assets Less Liabilities — 1.05%		917,875

Net Assets — 100%		$87,111,029

(o) Security, or portion thereof, out on loan at June 30, 2003.

See notes to financial statements.

2

MONY SERIES FUND, INC.

Intermediate Term Bond Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$ 86,193,154

Investments purchased in connection with securities lending, at value (Note 6)	20,743,469

Receivable for fund shares sold	36,267

Investment income receivable	1,227,210

Cash	88,305

Other assets	1,691

Total assets	108,290,096

Liabilities:

Payable for fund shares redeemed	374,272

Payable due upon sale of investments in connection with securities lending (Note 6)	20,743,469

Investment advisory fees payable	36,444

Administration fees payable	5,102

Accrued expenses and other liabilities	19,780

Total liabilities	21,179,067

Net Assets	$ 87,111,029

Analysis of Net Assets:

Paid-in capital	$ 75,552,564

Undistributed (accumulated) net investment income (loss)	5,739,619

Undistributed (accumulated) net realized gain (loss)	(493,892)

Unrealized appreciation (depreciation)	6,312,738

Net Assets	$ 87,111,029

Fund shares outstanding	7,107,263

Net asset value per share	$12.26

Investments at cost	$ 79,880,416

See notes to financial statements.

3

MONY SERIES FUND, INC.

Intermediate Term Bond Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Interest	$2,169,352

Securities lending income	1,141

Total investment income	2,170,493

Expenses:

Investment advisory fees	224,372

Transfer agent fees	1,448

Custodian and fund accounting fees	14,711

Reports to shareholders	17,123

Administration fees	31,412

Directors’ fees	4,178

Audit and legal fees	7,019

Other expenses	1,509

Total expenses	301,772

Net investment income (loss)	1,868,721

Realized and unrealized gain (loss) on investments — net:

Net realized gain (loss) on investments	542,718

Net change in unrealized gain (loss) on investments	743,233

Net realized and unrealized gain (loss) on investments	1,285,951

Net increase (decrease) in net assets resulting from operations	$3,154,672

See notes to financial statements.

4

MONY SERIES FUND, INC.

Intermediate Term Bond Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002

From operations:

Net investment income (loss)	$1,868,721	$3,870,902

Net realized gain (loss) on investments	542,718	262,740

Net change in unrealized gain (loss) on investments	743,233	3,600,677

Increase (decrease) in net assets resulting from operations	3,154,672	7,734,319

Distributions to shareholders from:

Net investment income	—	(3,153,769)

Net realized gains on investments	—	—

Total distributions to shareholders	—	(3,153,769)

From capital share transactions:

Shares sold	4,257,237	31,797,814

Reinvestment of distributions	—	3,153,769

Shares redeemed	(12,800,264)	(20,401,167)

Total increase (decrease) in net assets resulting from capital share transactions	(8,543,027)	14,550,416

Total increase (decrease) in net assets	(5,388,355)	19,130,966

Net assets:

Beginning of period	92,499,384	73,368,418

End of period	$87,111,029	$92,499,384

Capital share activity:

Shares issued	356,298	2,822,665

Shares issued in reinvestment of distributions	—	292,829

Shares redeemed	(1,064,825)	(1,809,632)

Net increase (decrease)	(708,527)	1,305,862

Undistributed net investment income (loss)	$5,739,619	$3,870,898

See notes to financial statements.

5

MONY SERIES FUND, INC.

Intermediate Term Bond Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2003		Years Ended December 31,
			2002	2001	2000	1999	1998

Net asset value, beginning of period	$11.83		$11.27	$10.97	$10.82	$11.33	$11.12

Income from investment operations:

Net investment income (loss)	0.25	(a)	0.52 (a)	0.56 (a)	0.62 (a)	0.61 (a)	0.51

Net realized and unrealized gain (loss) on investments	0.18		0.49	0.34	0.19	(0.59)	0.28

Total from investment operations	0.43		1.01	0.90	0.81	0.02	0.79

Less dividends and distributions:

Dividends from net investment income	—		(0.45)	(0.60)	(0.66)	(0.53)	(0.58)

Distributions from net capital gains	—		—	—	—	—	—

Total distributions	—		(0.45)	(0.60)	(0.66)	(0.53)	(0.58)

Net asset value, end of period	$12.26		$11.83	$11.27	$10.97	$10.82	$11.33

Total return	3.63	%(b)	9.34%	8.51%	7.94%	0.23%	7.44%

Net assets, end of period (in thousands)	$87,111		$92,499	$73,368	$52,812	$55,595	$59,531

Ratio of expenses (excluding expense offset arrangements) to average net assets	0.67	%(c)	0.65%	0.62%	0.61%	0.57%	0.62%

Ratio of expenses to average net assets	0.67	%(c)	0.65%	0.62%	0.61%	0.57%	0.61%

Ratio of net investment income (loss) to average net assets	4.16	%(c)	4.56%	5.09%	5.86%	5.50%	5.61%

Portfolio turnover rate	9%		10%	19%	30%	40%	18%

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

6

INTERMEDIATE TERM BOND PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1.  Organization and Business

The Intermediate Term Bond Portfolio (the “Portfolio”) is a series of MONY Series Fund, Inc. (the “Fund”), a Maryland corporation organized on December 14, 1984, and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company composed of seven separate investment portfolios. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the net assets of that portfolio and will have no interest in the net assets of any other portfolio.

The Fund (and in some cases only certain portfolios of the Fund) is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in preparation of its financial statements:

Valuation of Investments — Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but have no current day sales and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service. Common stocks traded on national securities exchanges are valued at the last official closing price (typically the last sales price) as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities.

Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. All other securities, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of June 30, 2003, there were no such securities.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, the Portfolio receives, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price.

Inflation Indexed Bonds — The Portfolio may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Portfolio will not receive the principal until sold or maturity.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

7

INTERMEDIATE TERM BOND PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2003 (Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Dividend income received and distributions paid to shareholders are recognized on the ex-dividend date, and interest income, if any, is recognized on the accrual basis. Premiums and discounts, if any, are amortized daily for both financial and tax purposes.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets. The Portfolio may earn credits at the custodian on uninvested cash balances. These credits, if any, may be used by the Portfolio to offset custodian fees.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends from net investment income and net realized capital gains will normally be declared and reinvested annually in additional full and fractional shares. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.  Investment Advisory Fees and Transactions with Affiliates

Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America (“Investment Adviser” or “MONY America”), a wholly-owned subsidiary of The MONY Life Insurance Company (“MONY”), the Investment Adviser provides investment advice and related services for the Portfolios, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with organizing the Portfolio, the initial registration of its securities, and the compensation of the directors and officers of the Portfolio who are affiliates of the Investment Adviser.

For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of the Portfolio; 0.35% of the next $400,000,000 of the average daily net assets of the Portfolio; and 0.30% of the average daily net assets of the Portfolio in excess of $800,000,000.

Enterprise Capital Management, Inc. (“ECM”), a wholly-owned subsidiary of MONY, provides administrative services to the Portfolio. For its services ECM receives an administrative fee, payable monthly and computed at the annual rate of 0.07% of the first $250,000,000 of the average daily net assets of the Portfolio; 0.05% of the next $250,000,000 of the average daily net assets of the Portfolio; and 0.03% of the average daily net assets of the Portfolio in excess of $500,000,000 of the average daily net assets of the Portfolio.

MONY America has contractually agreed to limit the Portfolio’s expenses through April 30, 2004 to an annual expense ratio of 0.75%.

4.  Capital Stock

The Fund has two billion authorized shares of capital stock with a par value of $0.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios of which 150 million shares are assigned to the Portfolio. The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

8

INTERMEDIATE TERM BOND PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2003 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investments, other than short-term investments, were as follows:

	Purchases	Sales

U.S. Government/Agency Obligations	$4,182,141	$6,998,778

Other Obligations	3,507,590	5,135,680

6.  Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust, organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank & Trust. The following summarizes the securities lending activity for the Portfolio as of June 30, 2003:

Current Value of Securities on Loan At June 30, 2003	Units Held of SLQT	Current Value of Collateral Held At June 30, 2003

$20,343,041	20,743,469	$20,743,469

7.  Federal Tax Information

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for net operating losses and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$79,880,416	$6,453,479	$(140,741)	$6,312,738

9

DIRECTORS AND OFFICERS

NAME, AGE AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Joel Davis (68) Westport, CT	Director Audit Committee member	18	President, Architectural Designs, Inc.; Partner, Davis/Herschbein & Associates, LLC	7	—

Michael J. Drabb (69) Convent Station, NJ	Director Audit Committee member	18	Retired Executive Vice President, O’Brien Asset Management	7	Mainstay VP Series Fund; NYL Settlement Corp.

Alan J. Hartnick (72) New York, NY	Director Audit Committee member	8	Partner, Abelman, Frayne & Schwab, Attorneys-At-Law	7	—

Floyd L. Smith (71) Naples, FL	Director Audit Committee Chairman	18	Retired Vice Chairman and Chief Investment Officer, MONY	7	Empire Fidelity Investments Life Insurance Company

INTERESTED PARTIES:

Kenneth M. Levine (56) New York, NY	Chairman, President, Director	11	Executive Vice President and Chief Investment Officer, The MONY Group, Inc. and MONY; Executive Vice President, MONY America	7	The MONY Group Inc. and various affiliates

Phillip G. Goff (39) Atlanta, GA	Controller	3	Senior Vice President and CFO, EFD; Vice President and CFO, ECM, EAT, and EGF	—	—

John C. Norton (56) New York, NY	Vice President— Compliance	1	Chief Compliance Officer-MONY Securities Corporation; 1996-2001 Assistant Vice President-Compliance, MONY	—	—

David Weigel (56) New York, NY	Treasurer	11	Vice President and Treasurer of MONY and various affiliates	—	—

Arthur D. Woods (47) New York, NY	Secretary	2	Vice President, Chief Counsel-Operations, MONY; 1996-2000 Vice President and Counsel, Prudential Life Insurance Company of America	—	—

Footnotes:

EAT-Enterprise Accumulation Trust	EGF plc-Enterprise Global Funds plc

ECM-Enterprise Capital Management, Inc.	MONY-The MONY Life Insurance Company

EFD-Enterprise Fund Distributors, Inc.	MONY America-MONY Life Insurance Company of America

EGF-The Enterprise Group of Funds, Inc.

The MONY Series Fund, Inc. Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-800-487-6669.

10

Investment Adviser

MONY Life Insurance Company of America

1740 Broadway

New York, New York 10019

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

11

MONY SERIES FUND, INC.

Long Term Bond Portfolio

Portfolio of Investments (Unaudited)

June 30, 2003

U. S. Treasury Obligations — 36.89%	Principal Amount	Value

8.125% due 08/15/19 (o)	$5,000,000	$7,233,010
4.92% due 11/15/21 (P/O)	14,000,000	5,721,842
7.25% due 08/15/22 (o)	4,000,000	5,420,784
6.625% due 02/15/27 (o)	11,000,000	14,160,355
3.625% due 04/15/28 (TIPS)	1,136,470	1,385,606
5.50% due 08/15/28 (o)	6,000,000	6,751,176
6.25% due 05/15/30 (o)	5,000,000	6,226,175

Total U. S. Treasury Obligations
(Identified cost $42,546,878)		46,898,948

Corporate Bonds — 40.73%

Financial Institutions — 11.26%

Aetna Inc.
7.625% due 08/15/26	1,000,000	1,216,575
Associates Corporation North America
6.95% due 11/01/18	1,000,000	1,230,116
BB&T Corporation
6.50% due 08/01/11	1,000,000	1,174,727
BHP Billiton Finance
4.80% due 04/15/13	1,000,000	1,044,672
Household Finance Corporation
6.375% due 10/15/11	1,000,000	1,138,925
Household Finance Corporation
7.625% due 05/17/32	1,000,000	1,271,813
Interamerican Development Bank 6.80% due 10/15/25	1,000,000	1,245,151
MBIA Inc.
7.15% due 07/15/27	1,000,000	1,113,054
Suntrust Bank
5.45% due 12/01/17 (o)	1,000,000	1,099,553
Swiss Bank Corporation
7.75% due 09/01/26	2,000,000	2,630,674
Wachovia Corporation
6.15% due 03/15/09	1,000,000	1,153,357

		14,318,617

Industrial — 21.87%

Albertsons Inc.
8.00% due 05/01/31	1,000,000	1,199,835
Anheuser-Busch Companies Inc.
6.00% due 11/01/41	1,000,000	1,095,738
Boeing Company
8.625% due 11/15/31	1,000,000	1,365,117
Bottling Group
4.625% due 11/15/12	1,000,000	1,047,188
Burlington Northern Santa Fe Corporation
6.75% due 03/15/29	1,000,000	1,134,017
Columbia/HCA Healthcare Corporation
7.69% due 06/15/25	1,000,000	1,042,851
Conagra Inc.
8.25% due 09/15/30	1,000,000	1,345,913
ConocoPhillips
5.90% due 10/15/32 (o)	1,000,000	1,076,913
Deluxe Corporation
5.00% due 12/15/12	1,000,000	1,018,450
Eastman Chemical Company
7.00% due 04/15/12	1,000,000	1,154,127
Exelon Corporation
6.75% due 05/01/11	1,000,000	1,159,144

	Principal Amount	Value

Federal Express Corporation Pass Through
7.50% due 01/15/18	$1,767,583	$2,129,662
Ford Motor Company
6.375% due 02/01/29 (o)	2,000,000	1,621,610
Goodrich Corporation
7.625% due 12/15/12	1,000,000	1,142,648
Kraft Foods Inc.
6.25% due 06/01/12	1,000,000	1,133,146
Lockheed Martin Corporation
7.65% due 05/01/16	1,000,000	1,275,328
Target Corporation
5.875% due 03/01/12 (o)	1,000,000	1,132,017
Tenet Healthcare Corporation
6.875% due 11/15/31 (o)	1,000,000	885,000
Texaco Capital Inc.
9.75% due 03/15/20	1,000,000	1,503,275
Transcanada Pipelines Ltd.
4.00% due 06/15/13	1,000,000	977,486
Tyco International Group
7.00% due 06/15/28 (o)	2,000,000	2,030,000
United Parcel Service America Inc.
8.375% due 04/01/20
	1,000,000	1,333,712

		27,803,177

Utilities — 7.60%

AOL Time Warner Inc.
7.70% due 05/01/32	1,000,000	1,171,876
Cingular Wireless
7.125% due 12/15/31	1,000,000	1,176,425
GTE North Inc. 7.625% due 05/15/26	1,000,000	1,095,216
General Electric Company
5.00% due 02/01/13	1,000,000	1,058,273
National Rural Utilities Cooperative Finance 5.70% due 01/15/10 (o)	1,000,000	1,118,320
Progress Energy Inc. 7.10% due 03/01/11	1,000,000	1,165,419
Verizon Global Funding Corporation 7.75% due 12/01/30	1,000,000	1,271,404
Viacom Inc. 7.875% due 07/30/30	1,000,000	1,310,852
Worldcom Inc. 6.95% due 08/15/28 (b)	1,000,000	297,500

		9,665,285

Total Corporate Bonds
(Identified cost $46,439,182)		51,787,079

Yankee Bonds — 4.81%

Hydro Quebec 8.50% due 12/01/29	1,000,000	1,477,305
Legrand 8.50% due 02/15/25	1,000,000	1,035,000
Province of British Columbia 7.25% due 09/01/36	1,000,000	1,348,757
Province of Ontario (Canada) 5.125% due 07/17/12	1,000,000	1,108,618
Republic of Italy 5.625% due 06/15/12 (o)	1,000,000	1,146,331

Total Yankee Bonds
(Identified cost $5,034,018)		6,116,011

1

MONY SERIES FUND, INC.

Long Term Bond Portfolio

Portfolio of Investments (Unaudited) — (Continued)

June 30, 2003

Agency Obligations — 7.44%	Principal Amount	Value

Fannie Mae — 3.33%
6.25% due 02/01/11	$1,000,000	$1,154,999
6.625% due 11/15/30	2,500,000	3,082,565

		4,237,564

Federal Agencies — 1.84%
Tennessee Valley Authority 6.00% due 03/15/13	2,000,000	2,341,664

Freddie Mac — 2.27%
6.375% due 08/01/11	1,000,000	1,112,096
6.25% due 07/15/32 (o)	1,500,000	1,771,351

		2,883,447

Total Agency Obligations
(Identified cost $8,417,871)		9,462,675

	Principal Amount	Value

Commercial Paper — 9.21%

Emerson Electric Company 1.30% due 07/01/03	$3,853,000	$3,853,000
Ford Motor Credit Company 1.35% due 07/15/03	1,000,000	999,475
Kellogg Company 1.15% due 08/04/03	6,857,000	6,849,553

Total Commercial Paper
(Identified cost $11,702,028)		11,702,028

Total Investments
(Identified cost $114,139,977)		$125,966,741

Other Assets Less Liabilities — 0.92%		1,163,977

Net Assets — 100%		$127,130,718

(b) Security is in bankruptcy and/or is in default of interest payments. Portfolio has ceased accrual of interest.

(o) Security, or portion thereof, out on loan at June 30, 2003.

P/O — Principal-only stripped security. The rate shown is the current effective yield.

(TIPS) Treasury Inflation Protected Security. Principal amount of the security is periodically adjusted for inflation.

See notes to financial statements.

2

MONY SERIES FUND, INC.

Long Term Bond Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$125,966,741

Investments purchased in connection with securities lending, at value (Note 6)	28,825,636

Receivable for fund shares sold	1,494

Receivable for investments sold	996,460

Investment income receivable	1,662,064

Cash	8,012

Other assets	1,720

Total assets	157,462,127

Liabilities:

Payable for fund shares redeemed	438,431

Payable for investments purchased	986,230

Payable due upon sale of investments in connection with securities lending (Note 6)	28,825,636

Investment advisory fees payable	53,476

Administration fees payable	7,487

Accrued expenses and other liabilities	20,149

Total liabilities	30,331,409

Net Assets	$127,130,718

Analysis of Net Assets:

Paid-in capital	$104,030,183

Undistributed (accumulated) net investment income (loss)	9,254,808

Undistributed (accumulated) net realized gain (loss)	2,018,963

Unrealized appreciation (depreciation)	11,826,764

Net Assets	$127,130,718

Fund shares outstanding	8,166,234

Net asset value per share	$15.57

Investments at cost	$114,139,977

See notes to financial statements.

3

MONY SERIES FUND, INC.

Long Term Bond Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Interest	$3,243,426

Securities lending income	4,358

Total investment income	3,247,784

Expenses:

Investment advisory fees	304,974

Transfer agent fees	1,608

Custodian and fund accounting fees	18,641

Reports to shareholders	19,554

Administration fees	42,697

Directors’ fees	4,340

Audit and legal fees	7,295

Other expenses	2,550

Total expenses	401,659

Net investment income (loss)	2,846,125

Realized and unrealized gain (loss) on investments — net:

Net realized gain (loss) on investments	1,974,554

Net change in unrealized gain (loss) on investments	3,760,101

Net realized and unrealized gain (loss) on investments	5,734,655

Net increase (decrease) in net assets resulting from operations	$8,580,780

See notes to financial statements.

4

MONY SERIES FUND, INC.

Long Term Bond Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002

From operations:

Net investment income (loss)	$2,846,125	$6,408,695

Net realized gain (loss) on investments	1,974,554	2,223,898

Net change in unrealized gain (loss) on investments	3,760,101	7,621,603

Increase (decrease) in net assets resulting from operations	8,580,780	16,254,196

Distributions to shareholders from:

Net investment income	—	(6,330,781)

Net realized gains on investments	—	—

Total distributions to shareholders	—	(6,330,781)

From capital share transactions:

Shares sold	13,140,301	32,938,345

Reinvestment of distributions	—	6,330,781

Shares redeemed	(13,522,936)	(61,976,741)

Total increase (decrease) in net assets resulting from capital share transactions	(382,635)	(22,707,615)

Total increase (decrease) in net assets	8,198,145	(12,784,200)

Net assets:

Beginning of period	118,932,573	131,716,773

End of period	$127,130,718	$118,932,573

Capital share activity:

Shares issued	879,824	2,440,967

Shares issued in reinvestment of distributions	—	505,653

Shares redeemed	(901,538)	(4,605,268)

Net increase (decrease)	(21,714)	(1,658,648)

Undistributed net investment income (loss)	$9,254,808	$6,408,683

See notes to financial statements.

5

MONY SERIES FUND, INC.

Long Term Bond Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2003		Years Ended December 31,
			2002	2001	2000	1999	1998

Net asset value, beginning of period	$14.53		$13.38	$13.27	$12.32	$14.17	$13.64

Income from investment operations:

Net investment income (loss)	0.35	(a)	0.68 (a)	0.70 (a)	0.74 (a)	0.74 (a)	0.56

Net realized and unrealized gain (loss) on investments	0.69		1.10	0.12	1.08	(1.80)	0.75

Total from investment operations	1.04		1.78	0.82	1.82	(1.06)	1.31

Less dividends and distributions:

Dividends from net investment income	—		(0.63)	(0.71)	(0.87)	(0.53)	(0.72)

Distributions from capital gains	—		—	—	—	(0.26)	(0.06)

Total distributions	—		(0.63)	(0.71)	(0.87)	(0.79)	(0.78)

Net asset value, end of period	$15.57		$14.53	$13.38	$13.27	$12.32	$14.17

Total return	7.16	%(b)	14.06%	6.28%	15.61%	(7.60)%	10.08%

Net assets, end of period (in thousands)	$127,131		$118,933	$131,717	$102,733	$105,317	$122,957

Ratio of expenses (excluding expense offset arrangements) to average net assets	0.66	%(c)	0.64%	0.62%	0.60%	0.55%	0.58%

Ratio of expenses to average net assets	0.66	%(c)	0.64%	0.62%	0.59%	0.55%	0.57%

Ratio of net investment income (loss) to average net assets	4.67	%(c)	5.03%	5.25%	6.02%	5.68%	5.50%

Portfolio turnover rate	13%		30%	39%	19%	43%	41%

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

6

LONG TERM BOND PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1.  Organization and Business

The Long Term Bond Portfolio (the “Portfolio”) is a series of MONY Series Fund, Inc. (the “Fund”), a Maryland corporation organized on December 14, 1984, and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company composed of seven separate investment portfolios. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the net assets of that portfolio and will have no interest in the net assets of any other portfolio.

The Fund (and in some cases only certain portfolios of the Fund) is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in preparation of its financial statements:

Valuation of Investments — Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but have no current day sales and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service. Common stocks traded on national securities exchanges are valued at the last official closing price (typically the last sales price) as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities.

Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. All other securities, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of June 30, 2003, there were no such securities.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, the Portfolio receives, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price.

Inflation Indexed Bonds — The Portfolio may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Portfolio will not receive the principal until sold or maturity.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Dividend

7

LONG TERM BOND PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2003 (Unaudited)

income received and distributions paid to shareholders are recognized on the ex-dividend date, and interest income, if any, is recognized on the accrual basis. Premiums and discounts, if any, are amortized daily for both financial and tax purposes.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets. The Portfolio may earn credits at the custodian on uninvested cash balances. These credits, if any, may be used by the Portfolio to offset custodian fees.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends from net investment income and net realized capital gains will normally be declared and reinvested annually in additional full and fractional shares. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.  Investment Advisory Fees and Transactions with Affiliates

Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America (“Investment Adviser” or “MONY America”), a wholly-owned subsidiary of The MONY Life Insurance Company (“MONY”), the Investment Adviser provides investment advice and related services for the Portfolios, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with organizing the Portfolio, the initial registration of its securities, and the compensation of the directors and officers of the Portfolio who are affiliates of the Investment Adviser.

For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of the Portfolio; 0.35% of the next $400,000,000 of the average daily net assets of the Portfolio; and 0.30% of the average daily net assets of the Portfolio in excess of $800,000,000.

Enterprise Capital Management, Inc. (“ECM”), a wholly-owned subsidiary of MONY, provides administrative services to the Portfolio. For its services ECM receives an administrative fee, payable monthly and computed at the annual rate of 0.07% of the first $250,000,000 of the average daily net assets of the Portfolio; 0.05% of the next $250,000,000 of the average daily net assets of the Portfolio; and 0.03% of the average daily net assets of the Portfolio in excess of $500,000,000 of the average daily net assets of the Portfolio.

MONY America has contractually agreed to limit the Portfolio’s expenses through April 30, 2004 to an annual expense ratio of 0.75%.

4.  Capital Stock

The Fund has two billion authorized shares of capital stock with a par value of $0.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios of which 150 million shares are assigned to the Portfolio. The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

8

LONG TERM BOND PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2003 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investments, other than short-term investments, were as follows:

	Purchases	Sales

U.S. Government/Agency Obligations	$7,123,125	$7,459,375

Other Obligations	8,074,364	6,630,476

6.  Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust, organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank & Trust. The following summarizes the securities lending activity for the Portfolio as of June 30, 2003:

Current Value of Securities on Loan At June 30, 2003	Units Held of SLQT	Current Value of Collateral Held At June 30, 2003

$28,244,975	28,825,636	$28,825,636

7.  Federal Tax Information

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for net operating losses and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 20003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$114,139,977	$13,247,355	$(1,420,591)	$11,826,764

9

DIRECTORS AND OFFICERS

NAME, AGE AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Joel Davis (68) Westport, CT	Director Audit Committee member	18	President, Architectural Designs, Inc., Partner, Davis/Herschbein & Associates, LLC	7	—

Michael J. Drabb (69) Convent Station, NJ	Director Audit Committee member	18	Retired Executive Vice President, O’Brien Asset Management	7	Mainstay VP Series Fund; NYL Settlement Corp.

Alan J. Hartnick (72) New York, NY	Director Audit Committee member	8	Partner, Abelman, Frayne & Schwab, Attorneys-At-Law	7	—

Floyd L. Smith (71) Naples, FL	Director Audit Committee Chairman	18	Retired Vice Chairman and Chief Investment Officer, MONY	7	Empire Fidelity Investments Life Insurance Company

INTERESTED PARTIES:

Kenneth M. Levine (56) New York, NY	Chairman, President, Director	11	Executive Vice President and Chief Investment Officer, The MONY Group, Inc. and MONY; Executive Vice President, MONY America	7	The MONY Group Inc. and various affiliates

Phillip G. Goff (39) Atlanta, GA	Controller	3	Senior Vice President and CFO, EFD; Vice President and CFO, ECM, EAT, and EGF	—	—

John C. Norton (56) New York, NY	Vice President— Compliance	1	Chief Compliance Officer-MONY Securities Corporation; 1996-2001 Assistant Vice President-Compliance, MONY	—	—

David Weigel (56) New York, NY	Treasurer	11	Vice President and Treasurer of MONY and various affiliates	—	—

Arthur D. Woods (47) New York, NY	Secretary	2	Vice President, Chief Counsel-Operations, MONY; 1996-2000 Vice President and Counsel, Prudential Life Insurance Company of America	—	—

Footnotes:

EAT-Enterprise Accumulation Trust	EGF plc-Enterprise Global Funds plc

ECM-Enterprise Capital Management, Inc.	MONY-The MONY Life Insurance Company

EFD-Enterprise Fund Distributors, Inc.	MONY America-MONY Life Insurance Company of America

EGF-The Enterprise Group of Funds, Inc.

The MONY Series Fund, Inc. Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-800-487-6669.

10

Investment Adviser

MONY Life Insurance Company of America

1740 Broadway

New York, New York 10019

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

11

MONY SERIES FUND, INC.

Government Securities Portfolio

Portfolio of Investments (Unaudited)

June 30, 2003

Agency Obligations — 85.22%	Principal Amount	Value

Fannie Mae — 13.00%
5.00% due 01/20/07	$1,000,000	$1,019,487
4.664% due 11/01/09	4,979,937	5,085,480
6.25% due 07/19/11	1,000,000	1,046,228
6.00% due 01/18/12	2,000,000	2,126,078
Discount Notes:
0.92% due 07/07/03 (e)	2,623,000	2,622,598
1.13% due 07/09/03 (e)	2,012,000	2,011,495
1.46% due 07/25/03 (e)	4,825,152	4,828,851
REMIC:
Series 1994-M1, Class B 6.50% due 10/25/03	266,023	266,024

		19,006,241

Federal Agencies — 22.28%
Attransco Inc. Guaranteed 6.12% due 04/01/08	1,091,378	1,208,939
Federal Farm Credit Banks 2.375% due 10/01/04	5,000,000	5,074,685
Federal Farm Credit Banks Consolidated, 2.50% due 03/15/06	2,000,000	2,043,278
Federal Farm Credit Banks Consolidated Systems 4.375% due 04/15/05	5,000,000	5,275,585
Overseas Private Investor Corporation 7.05% due 11/15/13	2,250,000	2,546,584
Overseas Private Investor Corporation 1.00% due 08/15/07 (v)	2,151,885	2,326,855
Private Export Funding Corporation 7.01% due 04/30/04	2,000,000	2,099,044
Private Export Funding Corporation 5.25% due 05/15/05	2,500,000	2,673,110
Private Export Funding Corporation 7.65% due 05/15/06	1,000,000	1,164,696
Private Export Funding Corporation 3.40% due 02/15/08	3,000,000	3,116,718
Small Business Administration Participation Certificate 5.886% due 09/01/11	1,000,000	1,064,542
Tennessee Valley Authority 6.375% due 06/15/05	500,000	547,315
Tennessee Valley Authority 5.375% due 11/13/08	2,000,000	2,255,180
Tennessee Valley Authority 6.00% due 03/15/13	1,000,000	1,170,832

		32,567,363

Federal Home Loan Banks — 7.45%
3.25% due 08/15/05	5,000,000	5,187,010
Discount Notes:
0.98% due 08/20/03 (e)	5,700,000	5,692,242

		10,879,252

Freddie Mac — 39.13%
6.375% due 08/01/11	1,000,000	1,112,096
6.50% due 11/15/21	157,440	157,687
6.50% due 03/15/26	772,268	779,309
6.00% due 07/15/28	6,977,427	7,082,894
5.50% due 11/15/32 (TBA)	5,000,000	5,159,375
Discount Notes:
0.95% due 07/15/03 (e)	2,000,000	1,999,261
0.87% due 07/22/03 (e)	25,800,000	25,786,906
0.975% due 08/29/03 (e)	15,141,000	15,116,806

		57,194,334

	Principal Amount	Value

Ginnie Mae — 3.36%
7.50% due 05/15/24	$79,572	$85,173
7.50% due 10/15/24	23,064	24,688
7.00% due 09/20/28	407,438	429,317
6.00% due 12/15/31	4,169,862	4,374,445

		4,913,623

Total Agency Obligations
(Identified cost $121,909,382)		124,560,813

U. S. Treasury Obligations — 17.84%

U. S. Treasury Bonds — 0.84%
6.125% due 08/15/29	1,000,000	1,222,227

U. S. Treasury Notes — 17.00%
2.125% due 08/31/04	10,000,000	10,125,400
6.50% due 10/15/06 (o)	11,000,000	12,641,409
4.00% due 11/15/12 (o)	2,000,000	2,081,798

		24,848,607

Total U. S. Treasury Obligations
(Identified cost $24,581,411)		26,070,834

Repurchase Agreement — 0.33%

State Street Bank & Trust Repurchase Agreement, 0.70% due 07/01/03 Proceeds $487,009 Collateral: U.S. Treasury Bond $325,000, 8.75% due 5/15/20, Value $502,355	487,000	487,000

Total Repurchase Agreement
(Identified cost $487,000)		487,000

Total Investments
(Identified cost $146,977,793)		$151,118,647

Other Assets Less Liabilities — (3.39)%		(4,949,388)

Net Assets — 100%		$146,169,259

(e)  The rate shown is the effective yield.

(o) Security, or portion thereof, out on loan at June 30, 2003.

(v)  Variable interest rate security; interest rate is as of June 30, 2003.

(TBA) To Be Announced. Certain specific security details such as final par amount and maturity date have not yet been determined.

REMIC — Real Estate Mortgage Investment Conduit.

See notes to financial statements.

1

MONY SERIES FUND, INC.

Government Securities Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$151,118,647

Investments purchased in connection with securities lending, at value (Note 6)	15,153,750

Receivable for fund shares sold	1,258

Investment income receivable	844,061

Cash	326

Other assets	2,950

Total assets	167,120,992

Liabilities:

Payable for fund shares redeemed	513,907

Payable for investments purchased	5,192,743

Payable due upon sale of investments in connection with securities lending (Note 6)	15,153,750

Investment advisory fees payable	60,607

Administration fees payable	8,485

Accrued expenses and other liabilities	22,241

Total liabilities	20,951,733

Net Assets	$146,169,259

Analysis of Net Assets:

Paid-in capital	$136,012,329

Undistributed (accumulated) net investment income (loss)	5,519,682

Undistributed (accumulated) net realized gain (loss)	496,394

Unrealized appreciation (depreciation)	4,140,854

Net Assets	$146,169,259

Fund shares outstanding	12,202,165

Net asset value per share	$11.98

Investments at cost	$146,977,793

See notes to financial statements.

2

MONY SERIES FUND, INC.

Government Securities Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Interest	$2,309,410

Securities lending income	632

Total investment income	2,310,042

Expenses:

Investment advisory fees	361,699

Transfer agent fees	2,295

Custodian and fund accounting fees	17,608

Reports to shareholders	26,983

Administration fees	50,638

Directors’ fees	6,249

Audit and legal fees	11,186

Other expenses	5,730

Total expenses	482,388

Net investment income (loss)	1,827,654

Realized and unrealized gain (loss) on investments — net:

Net realized gain (loss) on investments	720,072

Net change in unrealized gain (loss) on investments	(593,340)

Net realized and unrealized gain (loss) on investments	126,732

Net increase (decrease) in net assets resulting from operations	$1,954,386

See notes to financial statements.

3

MONY SERIES FUND, INC.

Government Securities Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002

From operations:

Net investment income (loss)	$1,827,654	$3,686,319

Net realized gain (loss) on investments	720,072	(202)

Net change in unrealized gain (loss) on investments	(593,340)	3,472,509

Increase (decrease) in net assets resulting from operations	1,954,386	7,158,626

Distributions to shareholders from:

Net investment income	—	(3,007,128)

Net realized gains on investments	—	—

Total distributions to shareholders	—	(3,007,128)

From capital share transactions:

Shares sold	22,427,714	69,931,965

Reinvestment of distributions	—	3,007,128

Shares redeemed	(17,903,164)	(23,751,643)

Total increase (decrease) in net assets resulting from capital share transactions	4,524,550	49,187,450

Total increase (decrease) in net assets	6,478,936	53,338,948

Net assets:

Beginning of period	139,690,323	86,351,375

End of period	$146,169,259	$139,690,323

Capital share activity:

Shares issued	1,887,353	6,079,106

Shares issued in reinvestment of distributions	—	271,892

Shares redeemed	(1,502,085)	(2,067,701)

Net increase (decrease)	385,268	4,283,297

Undistributed net investment income (loss)	$5,519,682	$3,692,028

See notes to financial statements.

4

MONY SERIES FUND, INC.

Government Securities Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2003		Years Ended December 31,
			2002	2001	2000	1999	1998

Net asset value, beginning of period	$11.82		$11.46	$11.29	$10.91	$11.17	$10.89

Income from investment operations:

Net investment income (loss)	0.15	(a)	0.38 (a)	0.51 (a)	0.58 (a)	0.56 (a)	0.33

Net realized and unrealized gain (loss) on investments	0.01		0.35	0.21	0.42	(0.49)	0.39

Total from investment operations	0.16		0.73	0.72	1.00	0.07	0.72

Less dividends and distributions:

Dividends from net investment income	—		(0.37)	(0.55)	(0.62)	(0.33)	(0.44)

Distributions from net capital gains	—		—	—	0.00 (b)	0.00 (b)	—

Total distributions	—		(0.37)	(0.55)	(0.62)	(0.33)	(0.44)

Net asset value, end of period	$11.98		$11.82	$11.46	$11.29	$10.91	$11.17

Total return	1.35	%(d)	6.57%	6.58%	9.70%	0.66%	6.85%

Net assets, end of period (in thousands)	$146,169		$139,690	$86,351	$53,409	$57,337	$54,615

Ratio of expenses (excluding expense offset arrangements) to average net assets	0.67	%(c)	0.65%	0.62%	0.61%	0.58%	0.64%

Ratio of expenses to average net assets	0.67	%(c)	0.65%	0.62%	0.61%	0.57%	0.62%

Ratio of net investment income (loss) to average net assets	2.53	%(c)	3.30%	4.48%	5.41%	5.09%	5.10%

Portfolio turnover rate	21%		10%	20%	8%	8%	30%

(a)	Based on average shares outstanding.
(b)	Less than $0.01 per share.
(c)	Annualized.
(d)	Not annualized.

See notes to financial statements.

5

GOVERNMENT SECURITIES PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1.  Organization and Business

The Government Securities Portfolio (the “Portfolio”) is a series of MONY Series Fund, Inc. (the “Fund”), a Maryland corporation organized on December 14, 1984, and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company composed of seven separate investment portfolios. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the net assets of that portfolio and will have no interest in the net assets of any other portfolio.

The Fund (and in some cases only certain portfolios of the Fund) is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in preparation of its financial statements:

Valuation of Investments — Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but have no current day sales and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service. Common stocks traded on national securities exchanges are valued at the last official closing price (typically the last sales price) as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities.

Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. All other securities, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of June 30, 2003, there were no such securities.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, the Portfolio receives, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price.

Inflation Indexed Bonds — The Portfolio may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Portfolio will not receive the principal until sold or maturity.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

6

GOVERNMENT SECURITIES PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2003 (Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Dividend income received and distributions paid to shareholders are recognized on the ex-dividend date, and interest income, if any, is recognized on the accrual basis. Premiums and discounts, if any, are amortized daily for both financial and tax purposes.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets. The Portfolio may earn credits at the custodian on uninvested cash balances. These credits, if any, may be used by the Portfolio to offset custodian fees.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends from net investment income and net realized capital gains will normally be declared and reinvested annually in additional full and fractional shares. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.  Investment Advisory Fees and Transactions with Affiliates

Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America (“Investment Adviser” or “MONY America”), a wholly-owned subsidiary of The MONY Life Insurance Company (“MONY”), the Investment Adviser provides investment advice and related services for the Portfolios, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with organizing the Portfolio, the initial registration of its securities, and the compensation of the directors and officers of the Portfolio who are affiliates of the Investment Adviser.

For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of the Portfolio; 0.35% of the next $400,000,000 of the average daily net assets of the Portfolio; and 0.30% of the average daily net assets of the Portfolio in excess of $800,000,000.

Enterprise Capital Management, Inc. (“ECM”), a wholly-owned subsidiary of MONY, provides administrative services to the Portfolio. For its services ECM receives an administrative fee, payable monthly and computed at the annual rate of 0.07% of the first $250,000,000 of the average daily net assets of the Portfolio; 0.05% of the next $250,000,000 of the average daily net assets of the Portfolio; and 0.03% of the average daily net assets of the Portfolio in excess of $500,000,000 of the average daily net assets of the Portfolio.

MONY America has contractually agreed to limit the Portfolio’s expenses through April 30, 2004 to an annual expense ratio of 0.75%.

4.  Capital Stock

The Fund has two billion authorized shares of capital stock with a par value of $0.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios of which 150 million shares are assigned to the Portfolio. The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

7

GOVERNMENT SECURITIES PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2003 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investments, other than short-term investments, were as follows:

	Purchases	Sales

U.S. Government/Agency Obligations	$19,305,560	$19,281,005

Other Obligations	3,054,110	107,143

6.  Securities Lending

The Portfolio may lend portfolio securities to qualified institutions. Loans are required to be secured at all times by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Portfolio receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The lending agent provides the Portfolio with indemnification against losses due to borrower default. The Portfolio bears the risk of loss only with respect to the investment of any cash collateral. Any securities currently out on loan are denoted in the Portfolio of Investments.

The Portfolio generally receives cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust, organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank & Trust. The following summarizes the securities lending activity for the Portfolio as of June 30, 2003:

Current Value of Securities on Loan At June 30, 2003	Units Held of SLQT	Current Value of Collateral Held At June 30, 2003

$14,880,184	15,153,750	$15,153,750

7.  Federal Tax Information

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for net operating losses and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 20003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$146,977,793	$4,302,815	$(161,961)	$4,140,854

8

DIRECTORS AND OFFICERS

NAME, AGE AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Joel Davis (68) Westport, CT	Director Audit Committee member	18	President, Architectural Designs, Inc.; Partner, Davis/Herschbein & Associates, LLC	7	—

Michael J. Drabb (69) Convent Station, NJ	Director Audit Committee member	18	Retired Executive Vice President, O’Brien Asset Management	7	Mainstay VP Series Fund; NYL Settlement Corp.

Alan J. Hartnick (72) New York, NY	Director Audit Committee member	8	Partner, Abelman, Frayne & Schwab, Attorneys-At-Law	7	—

Floyd L. Smith (71) Naples, FL	Director Audit Committee Chairman	18	Retired Vice Chairman and Chief Investment Officer, MONY	7	Empire Fidelity Investments Life Insurance Company

INTERESTED PARTIES:

Kenneth M. Levine (56) New York, NY	Chairman, President, Director	11	Executive Vice President and Chief Investment Officer, The MONY Group, Inc. and MONY; Executive Vice President, MONY America	7	The MONY Group Inc. and various affiliates

Phillip G. Goff (39) Atlanta, GA	Controller	3	Senior Vice President and CFO, EFD; Vice President and CFO, ECM, EAT, and EGF	—	—

John C. Norton (56) New York, NY	Vice President— Compliance	1	Chief Compliance Officer-MONY Securities Corporation; 1996-2001 Assistant Vice President-Compliance, MONY	—	—

David Weigel (56) New York, NY	Treasurer	11	Vice President and Treasurer of MONY and various affiliates	—	—

Arthur D. Woods (47) New York, NY	Secretary	2	Vice President, Chief Counsel-Operations, MONY; 1996-2000 Vice President and Counsel, Prudential Life Insurance Company of America	—	—

Footnotes:

EAT-Enterprise Accumulation Trust	EGF plc-Enterprise Global Funds plc

ECM-Enterprise Capital Management, Inc.	MONY-The MONY Life Insurance Company

EFD-Enterprise Fund Distributors, Inc.	MONY America-MONY Life Insurance Company of America

EGF-The Enterprise Group of Funds, Inc.

The MONY Series Fund, Inc. Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-800-487-6669.

9

Investment Adviser

MONY Life Insurance Company of America

1740 Broadway

New York, New York 10019

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

10

MONY SERIES FUND, INC.

Money Market Portfolio

Portfolio of Investments (Unaudited)

June 30, 2003

Commercial Paper — 38.28%	Principal Amount	Value

ABN Amro North America Inc. 1.05% due 07/23/03	$8,281,000	$8,275,686
CIT Group Inc. 1.07% due 08/20/03	10,897,000	10,880,806
DaimlerChrysler Holding Corporation, 1.40% due 07/11/03	2,500,000	2,499,028
Emerson Electric Company 1.30% due 07/01/03	4,079,000	4,079,000
Ford Motor Credit Company 1.25% due 07/23/03	2,500,000	2,498,090
FPL Group Capital Inc. 1.25% due 07/18/03	4,476,000	4,473,358
GE Capital International Funding Inc. 1.25% due 07/23/03	7,000,000	6,994,653
General Motors Acceptance Corporation 1.22% due 07/29/03	2,500,000	2,497,628
Golden Funding Corporation 1.25% due 08/20/03	8,796,000	8,780,729
Household Finance Corporation 1.04% due 09/04/03	10,000,000	9,981,222
Lockhart Funding 1.34% due 08/22/03	12,108,000	12,084,564
Schlumberger Technology Corporation 0.93% due 08/29/03	8,221,000	8,208,470
Schlumberger Technology Corporation 1.14% due 09/02/03	2,471,000	2,466,070
Sears Roebuck Acceptance Corporation 1.50% due 07/09/03	2,671,000	2,670,110
Societe Generale 1.05% due 07/01/03	11,670,000	11,670,000
Stellar Funding Group Inc. 1.25% due 07/14/03	2,252,000	2,250,984
Tannehill Capital Company 1.038% due 07/23/03 (v)	12,500,000	12,499,851

Total Commercial Paper
(Identified cost $112,810,249)		112,810,249

Short-Term Corporate Notes — 46.44%

Abbott Laboratories 1.10% due 07/22/03	9,305,000	9,299,029
American Express Credit Corporation 1.35% due 07/07/03 (v)	3,000,000	3,000,000
American Express Credit Corporation 1.028% due 07/22/03 (v)	6,400,000	6,400,000
Associates Corporation 5.75% due 11/01/03	10,000,000	10,121,360
Bank of Boston Corporation 6.875% due 07/15/03	1,500,000	1,502,731
Bristol Myers Squibb Company 1.39% due 07/08/03 (v)	6,400,000	6,400,000
Caterpillar Financial Services Corporation 1.37% due 07/09/03 (v)	6,000,000	6,000,000

	Principal Amount	Value
Coca Cola Enterprises Inc. 1.57% due 07/28/03 (v)	$5,000,000	$5,010,397
Credit Suisse First Boston 1.068% due 07/21/03 (v)	8,000,000	8,000,000
Credit Suisse First Boston 1.48% due 08/25/03 (v)	1,250,000	1,250,000
Fleetboston Financial Corporation 1.57% due 08/20/03 (v)	8,550,000	8,561,228
General Electric Capital Corporation 1.17% due 07/17/03 (v)	3,850,000	3,850,000
Goldman Sachs Group 1.39% due 07/02/03 (v)	6,000,000	6,000,000
Goldman Sachs Group 1.539% due 07/15/03 (v)	5,000,000	5,000,000
International Lease Finance Corporation 1.54% due 09/08/03 (v)	4,000,000	4,000,000
J.P. Morgan Chase & Company 4.35% due 07/15/03 (v)	2,300,000	2,301,877
J.P. Morgan Chase & Company 8.50% due 08/15/03	4,735,000	4,771,953
Lehman Brothers Inc. 7.36% due 12/15/03	3,550,000	3,639,230
Marshall & Ilsley Bank 5.263% due 12/15/03	4,500,000	4,571,798
Merrill Lynch & Company Inc. 1.50% due 07/08/03 (v)	7,000,000	7,003,389
Merrill Lynch & Company Inc. 1.313% due 07/11/03 (v)	4,000,000	4,000,000
National Rural Utilities Cooperative 1.357% due 09/10/03 (v)	5,000,000	5,000,000
National Rural Utilities Cooperative Finance 1.31% due 07/17/03 (v)	4,050,000	4,049,504
New York Telephone Company 5.875% due 09/01/03	3,000,000	3,021,441
SBC Communications Inc. 4.18% due 06/05/04 (144A)	3,000,000	3,081,405
SLM Corporation 1.32% due 07/02/03 (v)	5,000,000	4,997,559
Syndicated Loan Funding Trust 1.365% due 09/09/03 (v) (144A)	6,000,000	6,000,000

Total Short-Term Corporate Notes
(Identified cost $136,832,901)		136,832,901

Bankers’ Acceptance — 3.54%

Wachovia Bank 1.26% due 08/19/03	10,450,000	10,432,078

Total Bankers’ Acceptance
(Identified cost $10,432,078)		10,432,078

1

MONY SERIES FUND, INC.

Money Market Portfolio

Portfolio of Investments (Unaudited) — (Continued)

June 30, 2003

Agency Obligations — 11.47%	Principal Amount	Value

Fannie Mae
1.25% due 07/07/04	$9,000,000	$9,000,000
Federal Home Loan Bank
1.425% due 03/08/04	7,800,000	7,800,000
Federal Home Loan Bank
1.375% due 05/12/04	5,000,000	5,000,000
Federal Home Loan Bank
1.45% due 05/14/04	6,800,000	6,800,000
Freddie Mac
6.375% due 11/15/03	5,100,000	5,200,523

Total Agency Obligations
(Identified cost $33,800,523)		33,800,523

Total Investments
(Identified cost $293,875,751)		$293,875,751

Other Assets Less Liabilities — 0.27%		790,254

Net Assets — 100%		$294,666,005

(v) Variable rate security. The interest rate shown is the current interest rate, which will adjust on predetermined dates. The date shown is the earlier of actual maturity or the next date that the Portfolio can opt to have the security matured or extended.

(144A) The security may only be offered and sold to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

See notes to financial statements.

2

MONY SERIES FUND, INC.

Money Market Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$293,875,751

Receivable for fund shares sold	1,371,898

Investment income receivable	776,901

Due from investment advisor	7,694

Cash	683

Other assets	18,412

Total assets	296,051,339

Liabilities:

Payable for fund shares redeemed	1,201,967

Investment advisory fees payable	97,131

Administration fees payable	9,526

Accrued expenses and other liabilities	76,710

Total liabilities	1,385,334

Net Assets	$294,666,005

Analysis of Net Assets:

Paid-in capital	$294,666,005

Undistributed (accumulated) net investment income (loss)	—

Undistributed (accumulated) net realized gain (loss)	—

Unrealized appreciation (depreciation)	—

Net Assets	$294,666,005

Fund shares outstanding	294,666,005

Net asset value per share	$1.00

Investments at cost	$293,875,751

See notes to financial statements.

3

MONY SERIES FUND, INC.

Money Market Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Interest	$2,378,398

Total investment income	2,378,398

Expenses:

Investment advisory fees	617,047

Transfer agent fees	5,025

Custodian and fund accounting fees	28,679

Reports to shareholders	72,507

Administration fees	60,190

Directors’ fees	13,569

Audit and legal fees	23,157

Other expenses	13,791

Total expenses	833,965

Expense reimbursement	(62,657)

Total expenses, net of reimbursement	771,308

Net investment income (loss)	1,607,090

Realized and unrealized gain (loss) on investments — net:

Net realized gain (loss) on investments	—

Net change in unrealized gain (loss) on investments	—

Net realized and unrealized gain (loss) on investments	—

Net increase (decrease) in net assets resulting from operations	$1,607,090

See notes to financial statements.

4

MONY SERIES FUND, INC.

Money Market Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002

From operations:

Net investment income (loss)	$1,607,090	$4,725,584

Net realized gain (loss) on investments	—	—

Net change in unrealized gain (loss) on investments	—	—

Increase (decrease) in net assets resulting from operations	1,607,090	4,725,584

Distributions to shareholders from:

Net investment income	(1,607,090)	(4,725,584)

Net realized gains on investments	—	—

Total distributions to shareholders	(1,607,090)	(4,725,584)

From capital share transactions:

Shares sold	158,303,924	248,377,425

Reinvestment of distributions	1,613,728	4,725,584

Shares redeemed	(182,029,964)	(251,261,343)

Total increase (decrease) in net assets resulting from capital share transactions	(22,112,312)	1,841,666

Total increase (decrease) in net assets	(22,112,312)	1,841,666

Net assets:

Beginning of period	316,778,317	314,936,651

End of period	$294,666,005	$316,778,317

Capital share activity:

Shares issued	158,303,924	248,377,425

Shares issued in reinvestment of distributions	1,613,728	4,725,584

Shares redeemed	(182,029,964)	(251,261,343)

Net increase (decrease)	(22,112,312)	1,841,666

See notes to financial statements.

5

MONY SERIES FUND, INC.

Money Market Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2003		Years Ended December 31,
			2002	2001	2000	1999	1998

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:

Net investment income (loss)	$0.01		$0.01	$0.04	0.06	0.05	0.05

Total from investment operations	0.01		0.01	0.04	0.06	0.05	0.05

Dividends from net investment income	(0.01)		(0.01)	(0.04)	(0.06)	(0.05)	(0.05)

Total distributions	(0.01)		(0.01)	(0.04)	(0.06)	(0.05)	(0.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.52	%(b)	1.50%	3.80%	6.11%	4.98%	5.25%

Net assets, end of period (in thousands)	$294,666		$316,778	$314,937	$268,299	$336,532	$349,421

Ratio of expenses to average net assets	0.50	%(a)	0.50%	0.50%	0.47%	0.44%	0.45%

Ratio of expenses (excluding expense reimbursement) to average net assets	0.54	%(a)	0.53%	0.51%	0.47%	0.44%	0.45%

Ratio of net investment income (loss) to average net assets	1.04	%(a)	1.49%	3.65%	5.93%	4.84%	5.09%

(a)	Annualized.
(b)	Not annualized.

See notes to financial statements.

6

MONEY MARKET PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1.  Organization and Business

The Money Market Portfolio (the “Portfolio”) is a series of MONY Series Fund, Inc. (the “Fund”), a Maryland corporation organized on December 14, 1984, and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company composed of seven separate investment portfolios. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the net assets of that portfolio and will have no interest in the net assets of any other portfolio.

The Fund (and in some cases only certain portfolios of the Fund) is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in preparation of its financial statements:

Valuation of Investments — All securities held by the Portfolio are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. All other securities, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of June 30, 2003, there were no such securities.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, the Portfolio receives, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Interest income is recognized on the accrual basis. Premiums and discounts are amortized daily for both financial and tax purposes.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets. The Portfolio may earn credits at the custodian on uninvested cash balances. These credits, if any, may be used by the Portfolio to offset custodian fees.

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

7

MONEY MARKET PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2003 (Unaudited)

Dividends and Distributions — Dividends from net investment income (including realized gains and losses on portfolio securities) of the Portfolio are declared and reinvested each business day in additional full and fractional shares of the Portfolio. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.  Investment Advisory Fees and Transactions with Affiliates

Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America (“Investment Adviser” or “MONY America”), a wholly-owned subsidiary of The MONY Life Insurance Company (“MONY”), the Investment Adviser provides investment advice and related services for the Portfolio, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with organizing the Portfolio, the initial registration of its securities, and the compensation of the directors and officers of the Portfolio who are affiliates of the Investment Adviser.

For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.40% of the first $400,000,000 of the average daily net assets of the Portfolio; 0.35% of the next $400,000,000 of the average daily net assets of the Portfolio; and 0.30% of the average daily net assets of the Portfolio in excess of $800,000,000.

Enterprise Capital Management, Inc. (“ECM”), a wholly-owned subsidiary of MONY, provides administrative services to the Portfolio. For its services ECM receives an administrative fee, payable monthly and computed at the annual rate of 0.04% of the first $250,000,000 of the average daily net assets of the Portfolio; 0.035% of the next $250,000,000 of the average daily net assets of the Portfolio; and 0.03% of the average daily net assets of the Portfolio in excess of $500,000,000 of the average daily net assets of the Portfolio.

MONY America has contractually agreed to limit the Portfolio’s expenses through April 30, 2004 to an annual expense ratio of 0.50%.

4.  Capital Stock

The Fund has two billion authorized shares of capital stock with a par value of $0.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios of which 750 million shares are assigned to the Portfolio. The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

8

DIRECTORS AND OFFICERS

NAME, AGE AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Joel Davis (68) Westport, CT	Director Audit Committee member	18	President, Architectural Designs, Inc.; Partner, Davis/Herschbein & Associates, LLC	7	—

Michael J. Drabb (69) Convent Station, NJ	Director Audit Committee member	18	Retired Executive Vice President, O’Brien Asset Management	7	Mainstay VP Series Fund; NYL Settlement Corp.

Alan J. Hartnick (72) New York, NY	Director Audit Committee member	8	Partner, Abelman, Frayne & Schwab, Attorneys-At-Law	7	—

Floyd L. Smith (71) Naples, FL	Director Audit Committee Chairman	18	Retired Vice Chairman and Chief Investment Officer, MONY	7	Empire Fidelity Investments Life Insurance Company

INTERESTED PARTIES:

Kenneth M. Levine (56) New York, NY	Chairman, President, Director	11	Executive Vice President and Chief Investment Officer, The MONY Group, Inc. and MONY; Executive Vice President, MONY America	7	The MONY Group Inc. and various affiliates

Phillip G. Goff (39) Atlanta, GA	Controller	3	Senior Vice President and CFO, EFD; Vice President and CFO, ECM, EAT, and EGF	—	—

John C. Norton (56) New York, NY	Vice President— Compliance	1	Chief Compliance Officer-MONY Securities Corporation; 1996-2001 Assistant Vice President-Compliance, MONY	—	—

David Weigel (56) New York, NY	Treasurer	11	Vice President and Treasurer of MONY and various affiliates	—	—

Arthur D. Woods (47) New York, NY	Secretary	2	Vice President, Chief Counsel-Operations, MONY; 1996-2000 Vice President and Counsel, Prudential Life Insurance Company of America	—	—

Footnotes:

EAT-Enterprise Accumulation Trust	EGF plc-Enterprise Global Funds plc

ECM-Enterprise Capital Management, Inc.	MONY-The MONY Life Insurance Company

EFD-Enterprise Fund Distributors, Inc.	MONY America-MONY Life Insurance Company of America

EGF-The Enterprise Group of Funds, Inc.

The MONY Series Fund, Inc. Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-800-487-6669.

9

Investment Adviser

MONY Life Insurance Company of America

1740 Broadway

New York, New York 10019

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

10

MONY SERIES FUND, INC.

Diversified Portfolio

Portfolio of Investments (Unaudited)

June 30, 2003

Domestic Common Stocks — 94.43%	Number of Shares	Value

Aerospace — 1.18%
Raytheon Company	500	$16,420

Automotive — 1.55%
Cummins Inc.	300	10,767
General Motors Corporation	300	10,800

		21,567

Banking — 6.42%
Bank of America Corporation	300	23,709
Bank One Corporation	400	14,872
J. P. Morgan Chase & Company	400	13,672
U.S. Bancorp	700	17,150
Wells Fargo & Company	400	20,160

		89,563

Biotechnology — 6.26%
Amgen Inc. (a)	400	26,576
Gilead Sciences Inc. (a)	700	38,906
MedImmune Inc. (a)	600	21,822

		87,304

Building & Construction — 1.47%
NVR Inc. (a)	50	20,550

Business Services — 0.97%
Automatic Data Processing Inc.	400	13,544

Cable — 0.83%
Comcast Corporation (Class A) (a)	400	11,532

Chemicals — 1.33%
Dow Chemical Company	600	18,576

Computer Hardware — 7.24%
Cisco Systems Inc. (a)	1,400	23,366
Dell Computer Corporation (a)	700	22,372
EMC Corporation (a)	900	9,423
Hewlett-Packard Company	600	12,780
International Business Machines Corporation	400	33,000

		100,941

Computer Services — 1.39%
Sun Microsystems Inc. (a)	1,000	4,600
Unisys Corporation (a)	1,200	14,736

		19,336

Computer Software — 3.52%
Microsoft Corporation	1,400	35,854
Oracle Corporation (a)	1,100	13,222

		49,076

Construction — 0.28%
Centex Corporation	50	3,890

Consumer Non-Durables — 0.67%
Avon Products Inc.	150	9,330

Crude & Petroleum — 2.90%
Burlington Resources Inc.	350	18,924
Exxon Mobil Corporation	600	21,546

		40,470

Electrical Equipment — 2.06%
General Electric Company	1,000	28,680

Finance — 1.80%
Goldman Sachs Group Inc.	300	25,125

Food, Beverages & Tobacco — 3.59%
Applebees International Inc.	500	15,715
Coca-Cola Company	400	18,564

	Number of Shares	Value

Dean Foods Company (a)	200	$6,300
Whole Foods Market Inc. (a)	200	9,506

		50,085

Gaming — 1.10%
International Game Technology (a)	150	15,350

Health Care — 1.98%
AdvancePCS (a)	350	13,380
C.R. Bard Inc.	200	14,262

		27,642

Hotels & Restaurants — 1.45%
Brinker International Inc. (a)	250	9,005
Mandalay Resort Group	350	11,148

		20,153

Insurance — 1.05%
Progressive Corporation	200	14,620

Machinery — 3.24%
Caterpillar Inc.	400	22,264
Deere & Company	500	22,850

		45,114

Manufacturing — 3.46%
Harman International Industries Inc.	250	19,785
Ingersoll-Rand Company Ltd.	600	28,392

		48,177

Misc. Financial Services — 4.52%
Citigroup Inc.	500	21,400
Fannie Mae	300	20,232
Morgan Stanley Dean Witter & Company	500	21,375

		63,007

Multi-Line Insurance — 1.19%
American International Group Inc.	300	16,554

Oil Services — 2.98%
Apache Corporation	105	6,831
BJ Services Company (a)	300	11,208
Kerr-McGee Corporation	200	8,960
Patina Oil & Gas Corporation	200	6,430
Pogo Producing Company	100	4,275
Sunoco Inc.	100	3,774

		41,478

Paper & Forest Products — 2.19%
Georgia-Pacific Group	700	13,265
MeadWestvaco Corporation	700	17,290

		30,555

Pharmaceuticals — 9.03%
Abbott Laboratories	400	17,504
Bristol-Myers Squibb Company	500	13,575
Johnson & Johnson	200	10,340
Merck & Company Inc.	500	30,275
Pfizer Inc.	920	31,418
Wyeth	500	22,775

		125,887

Retail — 9.03%
Chico’s FAS Inc. (a)	700	14,735
Gap Inc.	600	11,256
Reebok International Ltd. (a)	400	13,452
Staples Inc. (a)	900	16,515
Target Corporation	500	18,920
Toro Company	500	19,875

MONY SERIES FUND, INC.

Diversified Portfolio

Portfolio of Investments (Unaudited) — (Continued)

June 30, 2003

	Number of Shares	Value
Wal-Mart Stores Inc.	400	$21,468
West Marine Inc. (a)	550	9,630

		125,851

Semiconductors — 5.90%
Analog Devices Inc. (a)	600	20,892
Applied Materials Inc. (a)	1,000	15,860
Intel Corporation	800	16,627
Novellus Systems Inc. (a)	500	18,311
Texas Instruments Inc.	600	10,560

		82,250

Telecommunications — 2.75%
BellSouth Corporation	700	18,641
Verizon Communications Inc.	500	19,725

		38,366

Waste Management — 1.10%
Stericycle Inc. (a)	400	15,392

Total Domestic Common Stocks
(Identified cost $1,326,994)		1,316,385

Total Investments
(Identified cost $1,326,994)		1,316,385

Other Assets Less Liabilities — 5.57%		77,584

Net Assets — 100%		$1,393,969

(a)  Non-income producing security.

See notes to financial statements.

MONY SERIES FUND, INC.

Diversified Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:

Investments at value	$1,316,385

Investment income receivable	1,313

Cash	98,787

Other assets	695

Total assets	1,417,180

Liabilities:

Payable for fund shares redeemed	3,314

Payable for investments purchased	18,771

Investment advisory fees payable	578

Administration fees payable	35

Accrued expenses and other liabilities	513

Total liabilities	23,211

Net Assets	$1,393,969

Analysis of Net Assets:

Paid-in capital	$1,523,353

Undistributed (accumulated) net investment income (loss)	21,057

Undistributed (accumulated) net realized gain (loss)	(139,832)

Unrealized appreciation (depreciation)	(10,609)

Net Assets	$1,393,969

Fund shares outstanding	156,147

Net asset value per share	$8.93

Investments at cost	$1,326,994

See notes to financial statements.

MONY SERIES FUND, INC.

Diversified Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Dividend	$12,405

Total investment income	12,405

Expenses:

Investment advisory fees	3,433

Transfer agent fees	31

Custodian and fund accounting fees	3,337

Reports to shareholders	263

Administration fees	206

Directors’ fees	37

Audit and legal fees	111

Other expenses	99

Total expenses	7,517

Expense reduced by expense offset arrangements	(728)

Total expenses, net of expense offset arrangements	6,789

Net investment income (loss)	5,616

Realized and unrealized gain (loss) on investments — net:

Net realized gain (loss) on investments	(64,748)

Net change in unrealized gain (loss) on investments	197,070

Net realized and unrealized gain (loss) on investments	132,322

Net increase (decrease) in net assets resulting from operations	$137,938

See notes to financial statements.

MONY SERIES FUND, INC.

Diversified Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended June 30, 2003	Year Ended December 31, 2002

From operations:

Net investment income (loss)	$5,616	$15,444

Net realized gain (loss) on investments	(64,748)	(65,514)

Net change in unrealized gain (loss) on investments	197,070	(235,505)

Increase (decrease) in net assets resulting from operations	137,938	(285,575)

Distributions to shareholders from:

Net investment income	—	(33,969)

Net realized gains on investments	—	(202,918)

Total distributions to shareholders	—	(236,887)

From capital share transactions:

Shares sold	28,537	71,000

Reinvestment of distributions	—	236,887

Shares redeemed	(187,650)	(196,009)

Total increase (decrease) in net assets resulting from capital share transactions	(159,113)	111,878

Total increase (decrease) in net assets	(21,175)	(410,584)

Net assets:

Beginning of period	1,415,144	1,825,728

End of period	$1,393,969	$1,415,144

Capital share activity:

Shares issued	3,532	7,281

Shares issued in reinvestment of distributions	—	24,346

Shares redeemed	(22,668)	(20,984)

Net increase (decrease)	(19,136)	10,643

Undistributed net investment income (loss)	$21,057	$15,441

See notes to financial statements.

MONY SERIES FUND, INC.

Diversified Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2003		Years Ended December 31,
			2002	2001	2000	1999	1998

Net asset value, beginning of period	$8.07		$11.09	$17.92	$22.93	$19.91	$20.61

Income from investment operations:

Net investment income (loss)	0.03	(a)	0.09 (a)	0.20 (a)	0.14 (a)	0.08 (a)	1.41

Net realized and unrealized gain (loss) on investments	0.83		(2.08)	(2.66)	(1.33)	5.60	2.85

Total from investment operations	0.86		(1.99)	(2.46)	(1.19)	5.68	4.26

Less dividends and distributions:

Dividends from net investment income	—		0.21	(0.20)	(0.09)	(0.08)	(1.65)

Distributions from net capital gains	—		(1.24)	(4.17)	(3.73)	(2.58)	(3.31)

Total distributions	—		(1.03)	(4.37)	(3.82)	(2.66)	(4.96)

Net asset value, end of period	$8.93		$8.07	$11.09	$17.92	$22.93	$19.91

Total return	10.66	%(c)	(16.37)%	(15.40)%	(6.55)%	30.53%	23.69%

Net assets, end of period (in thousands)	$1,394		$1,415	$1,826	$2,871	$3,568	$3,280

Ratio of expenses (excluding expense offset arrangements) to average net assets	1.09	%(b)	1.25%	1.15%	1.27%	1.50%	1.83%

Ratio of expenses to average net assets	0.99	%(b)	0.97%	1.15%	1.25%	1.46%	1.75%

Ratio of expenses (excluding expense reimbursement and expense arrangements)	1.09	%(b)	1.25%	1.26%	1.27%	1.50%	1.83%

Ratio of net investment income (loss) to average net assets	0.82	%(b)	0.97%	1.61%	0.68%	0.40%	0.40%

Portfolio turnover rate	28%		66%	47%	27%	27%	34%

(a)	Based on average shares outstanding.
(b)	Annualized.
(c)	Not annualized.

See notes to financial statements.

DIVERSIFIED PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1.  Organization and Business

The Diversified Portfolio (the “Portfolio”) is a series of MONY Series Fund, Inc. (the “Fund”), a Maryland corporation organized on December 14, 1984, and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company composed of seven separate investment portfolios. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the net assets of that portfolio and will have no interest in the net assets of any other portfolio.

The Fund (and in some cases only certain portfolios of the Fund) is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in preparation of its financial statements:

Valuation of Investments — Common stocks traded on national securities exchanges are valued at the last official closing price (typically the last sales price) as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but have no current day sales and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service.

Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. All other securities, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of June 30, 2003, there were no such securities.

Repurchase Agreements — The Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio’s holding period. Under each repurchase agreement, the Portfolio receives, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price.

Federal Income Taxes — No provision for Federal income or excise taxes is required because the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Dividend income received and distributions paid to shareholders are recognized on the ex-dividend date, and interest income, if any, is recognized on the accrual basis. Premiums and discounts, if any, are amortized daily for both financial and tax purposes.

Expenses — The Portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets. The Portfolio may earn credits at the custodian on uninvested cash balances. These credits, if any, may be used by the Portfolio to offset custodian fees.

DIVERSIFIED PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2003 (Unaudited)

Use of Estimates in Preparation of Financial Statements — Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

Dividends and Distributions — Dividends from net investment income and net realized capital gains will normally be declared and reinvested annually in additional full and fractional shares. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America .

3.  Investment Advisory Fees and Transactions with Affiliates

Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America (“Investment Adviser” or “MONY America”), a wholly-owned subsidiary of The MONY Life Insurance Company (“MONY”), the Investment Adviser provides investment advice and related services for the Portfolios, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with organizing the Portfolio, the initial registration of its securities, and the compensation of the directors and officers of the Portfolio who are affiliates of the Investment Adviser.

For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of the Portfolio; 0.35% of the next $400,000,000 of the average daily net assets of the Portfolio; and 0.30% of the average daily net assets of the Portfolio in excess of $800,000,000.

Enterprise Capital Management, Inc. (“ECM”), a wholly-owned subsidiary of MONY, provides administrative services to the Portfolio. For its services ECM receives an administrative fee, payable monthly and computed at the annual rate of 0.03% of the average daily net assets of the Portfolio for the period from January 1, 2003 through June 30, 2003 and thereafter at annual rates of 0.07% of the first $250,000,000 of the average daily net assets of the Portfolio; 0.05% of the next $250,000,000 of the average daily net assets of the Portfolio; and 0.03% of the average daily net assets of the Portfolio in excess of $500,000,000 of the average daily net assets of the Portfolio.

MONY America has contractually agreed to limit the Portfolio’s expenses through April 30, 2004 to an annual expense ratio of 1.15%.

4.  Capital Stock

The Fund has two billion authorized shares of capital stock with a par value of $0.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios of which 150 million shares are assigned to the Portfolio. The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

DIVERSIFIED PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2003 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2003, purchases and sales proceeds of investments, other than short-term investments, were as follows:

	Purchases	Sales

Common Stock	$364,518	$439,717

6.  Federal Tax Information

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may be due to differing treatments for net operating losses and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$1,326,994	$81,129	$(91,738)	$(10,609)

DIRECTORS AND OFFICERS

NAME, AGE AND ADDRESS	POSITIONS HELD	LENGTH OF SERVICE (YEARS)	PRINCIPAL OCCUPATIONS PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN COMPLEX	OTHER DIRECTORSHIPS

NON-INTERESTED PARTIES:

Joel Davis (68) Westport, CT	Director Audit Committee member	18	President, Architectural Designs, Inc.; Partner, Davis/Herschbein & Associates, LLC	7	—

Michael J. Drabb (69) Convent Station, NJ	Director Audit Committee member	18	Retired Executive Vice President, O’Brien Asset Management	7	Mainstay VP Series Fund; NYL Settlement Corp.

Alan J. Hartnick (72) New York, NY	Director Audit Committee member	8	Partner, Abelman, Frayne & Schwab, Attorneys-At-Law	7	—

Floyd L. Smith (71) Naples, FL	Director Audit Committee Chairman	18	Retired Vice Chairman and Chief Investment Officer, MONY	7	Empire Fidelity Investments Life Insurance Company

INTERESTED PARTIES:

Kenneth M. Levine (56) New York, NY	Chairman, President, Director	11	Executive Vice President and Chief Investment Officer, The MONY Group, Inc. and MONY; Executive Vice President, MONY America	7	The MONY Group Inc. and various affiliates

Phillip G. Goff (39) Atlanta, GA	Controller	3	Senior Vice President and CFO, EFD; Vice President and CFO, ECM, EAT, and EGF	—	—

John C. Norton (56) New York, NY	Vice President— Compliance	1	Chief Compliance Officer-MONY Securities Corporation; 1996-2001 Assistant Vice President-Compliance, MONY	—	—

David Weigel (56) New York, NY	Treasurer	11	Vice President and Treasurer of MONY and various affiliates	—	—

Arthur D. Woods (47) New York, NY	Secretary	2	Vice President, Chief Counsel-Operations, MONY; 1996-2000 Vice President and Counsel, Prudential Life Insurance Company of America	—	—

Footnotes:

EAT-Enterprise Accumulation Trust	EGF plc-Enterprise Global Funds plc

ECM-Enterprise Capital Management, Inc.	MONY-The MONY Life Insurance Company

EFD-Enterprise Fund Distributors, Inc.	MONY America-MONY Life Insurance Company of America

EGF-The Enterprise Group of Funds, Inc.

The MONY Series Fund, Inc. Statement of Additional Information (SAI) includes additional information about Fund directors and is available by calling 1-800-487-6669.

Investment Adviser

MONY Life Insurance Company of America

1740 Broadway

New York, New York 10019

Custodian and Transfer Agent

State Street Bank and Trust Company

P.O. Box 1713

Boston, Massachusetts 02105

Independent Auditors

PricewaterhouseCoopers LLP

250 West Pratt Street

Suite 2100

Baltimore, Maryland 21201

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

Item 2.    Code of Ethics.

Not applicable for semi-annual reports.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Items 5-6.    [Reserved]

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    [Reserved]

Item 9.    Controls and Procedures.

(a) The registrant’s president and controller have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s president and controller are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.    Exhibits.

(a)	(1)	Not required at this time.

(a)	(2)	Separate certifications by the registrant’s president and controller, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)		A certification by the registrant’s president and controller, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONY SERIES FUND, INC.

By:	/s/ Kenneth M. Levine
Name: Kenneth M. Levine
Title: President
Date: August 20, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth M. Levine
Name: Kenneth M. Levine
Title: President
Date: August 20, 2003

By:	/s/ Phillip G. Goff
Name: Phillip G. Goff
Title: Controller
Date: August 20, 2003